STEIN ROE TAX-EXEMPT BOND FUNDS

         Municipal Money Market Fund
         Intermediate Municipals Fund
         Managed Municipals Fund
         High-Yield Municipals Fund, Class S


PROSPECTUS


NOV. 1, 2000






ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each fund section contains the following information specific to that fund: investment goals; principal investment strategies; principal investment risks; fund performance; and your expenses.


Please keep this prospectus as your reference manual.

3        Municipal Money Market Fund

7        Intermediate Municipals Fund

12       Managed Municipals Fund


16       High-Yield Municipals Fund, Class S


21       Financial Highlights

25       Your Account
                  Purchasing Shares
                  Opening an Account


                  Determining Share Price


                  Selling Shares
                  Exchanging Shares


                  Fund Policy on Trading of Fund Shares


                  Reporting to Shareholders
                  Dividends and Distributions

31       Other Investments and Risks


                  Derivative Strategies


                  Asset-Backed Securities
                  Municipal Lease Obligations
                  When-Issued Securities and Forward Commitments
                  Zero Coupon Securities
                  Inverse Floating Rate Obligations
                  Portfolio Turnover
                  Temporary Defensive Positions
                  Interfund Lending Program

33       The Funds' Management


                  Investment Advisor


                  Portfolio Managers
                  Master/Feeder Fund Structure

[CALLOUT]
UNDERSTANDING TAX-EXEMPT SECURITIES
TAX-EXEMPT BONDS are issued by state and local governments for various public purposes. A tax-exempt bond, like a bond issued by a corporation or the U.S. government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Unlike taxable bonds, tax-exempt bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. As a result, the pre-tax yields on tax-exempt bonds are generally lower than the yields on taxable bonds with similar maturities. Depending on your tax bracket, however, the after-tax return (that is, the gross return minus the effect of taxes on investment income) may be equal to or better than those provided by taxable bonds. Generally, the higher your tax bracket, the more likely it is that tax-exempt bonds (and tax-exempt bond funds) may be appropriate for you. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax. [/callout]

THE FUNDS
MUNICIPAL MONEY MARKET FUND


INVESTMENT GOALS Stein Roe  Municipal  Money Market Fund seeks  maximum  current
         income  exempt  from  federal  income  tax,   consistent  with  capital
         preservation and the maintenance of liquidity.



PRINCIPALINVESTMENT  STRATEGIES  Municipal  Money Market Fund invests all of its assets in SR&F Municipal Money Market Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests substantially all of its assets in high-quality, tax-exempt money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain a dollar-weighted average portfolio maturity of 90 days or less, and buy only high-quality, U.S. dollar-denominated obligations.


         It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Portfolio's net assets will be invested in securities that produce income that is exempt from federal income tax.

         At times the Portfolio may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.


         The Portfolio is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.


         The Fund seeks to preserve the value of your investment at $1 per share.


PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.



         Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds



         Interest rate risk is the risk of a change in the price of a security when interest rates increase or decline. In general, if interest rates rise, securities prices fall; and if interest rates fall, securities prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.





         Because the Portfolio can invest more than 25% of its total assets in securities whose issuers are located in the same state, economic, business or political developments or changes affecting one such security could similarly affect other securities.


         Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.



         The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.


         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

          You may want to invest in Municipal Money Market Fund if you:

          -    want a relatively stable and liquid  investment  producing income which is largely exempt from ordinary federal income taxes
          -    are in a tax bracket that makes tax-exempt investing appropriate for you
          - are saving for a short-term investment or creating an emergency fund
          - want to diversify your investment portfolio with cash-equivalent investments and minimize your federal income taxes
          -    want the ability to write checks on your account


          Municipal Money Market Fund is not appropriate for investors who:
          -    want high return potential
          -    are not interested in generating current income

FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart}

                                              YEAR-BY-YEAR TOTAL RETURNS
                                              --------------------------
      6%
      5%      5.41%
      4%
      3%                 3.84%                                     3.36%      3.00%     3.12%                2.77%
      2%                           2.39%                 2.27%                                     2.95%
      0%                                      1.86%
              ----       ----      ----       ----       ----      ----       ----      ----       ----      ----
              1990       1991      1992       1993       1994      1995       1996      1997       1998      1999
              ----       ----      ----       ----       ----      ----       ----      ----       ----      ----

[end of bar chart]
[  ] Municipal Money Market Fund


The Fund's year-to-date total return through Sept. 30, 2000, was 2.64%.


For the period shown in the chart above:


Best quarter:  4th quarter 1990, +1.36%


Worst quarter: 1st quarter 1994, +0.43%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS


                                                         PERIODS ENDING DEC. 31, 1999
                                                         ----------------------------
                                                     1 YR          5 YR           10 YR
                                                     ----          ----           -----
Municipal Money Market Fund                          2.77%         3.04%          3.09%


         For current seven-day yield information, please call 800-338-2550.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES(b)
        (expenses that are deducted from Fund assets)
        ---------------------------------------------
        Management fees(c)                                              0.50%
        Distribution (12b-1) fees                                       None
        Other expenses                                                  0.30%
        ---------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES(d)                         0.80%
        Expense reimbursement                                          (0.10%)
        Net expenses                                                    0.70%


        (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
        (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


        (c) The Portfolio pays a management fee of 0.25% and the Fund pays an administrative fee of 0.25%.



        (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee would be 0.40% and total annual fund operating expenses would be 0.70%. A reimbursement lowers the expense ratio and increases overall return to investors.





        EXPENSE EXAMPLE

        This  example  compares the cost of investing in the Fund to the cost of
        investing  in  other  mutual  funds.  It  uses  the  same   hypothetical
        assumptions that other funds use in their prospectuses:

        -       $10,000 initial investment
        -       5% total return each year
        - the Fund's operating expenses remain constant as a percent of net assets
        -       redemption at the end of each time period

        Your actual costs may be higher or lower because in reality fund returns and other expenses change. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                                 EXPENSE EXAMPLE
                                ---------------
                                        1 yr      3 yrs      5 yrs       10 yrs
--------------------------------------------------------------------------------
Municipal Money Market Fund              $82       $255       $444         $990

THE FUNDS
INTERMEDIATE MUNICIPALS FUND


INVESTMENT GOALS Stein Roe Intermediate Municipals Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES Intermediate Municipals Fund invests primarily in "intermediate-term" tax-exempt bonds. "Intermediate term" means the bonds generally have a dollar-weighted-average maturity of three to 10 years. At least 75% of the Fund's total assets are invested in tax-exempt securities that are at the time of purchase:



        -       rated at least BBB by Standard & Poor's,


        -       rated at least Baa by Moody's Investors Service, Inc.,
        - given a comparable rating by another nationally recognized rating agency,
        - unrated securities that Stein Roe believes to be of comparable quality, or
        -       backed by the full faith and credit or guarantee of the U.S.
                government.

        The Fund may also invest up to 25% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

        -       below BBB by Standard & Poor's,
        -       below Baa by Moody's Investors Service, Inc., or
        - with a comparable rating by another nationally recognized rating agency.

        It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities that produce income that is exempt from federal income tax.


        The Portfolio is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.



PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.






         Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.



         Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in decreases in the price of the security and in some cases a decrease in income.



         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.


         Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

         Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


         Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risk of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security. The advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.



         The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.



         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Intermediate Municipals Fund if you:
         - want income that is exempt from ordinary federal income tax and are looking for a higher level of return potential than generally offered by municipal money market funds in exchange for increased levels of risk
         - are in a tax bracket that makes tax-exempt investing appropriate for you
         - are a long-term investor looking to diversify your investment portfolio by investing in tax-exempt securities

         Intermediate Municipals Fund is not appropriate for investors who:
         -        are saving for a short-term investment
         -        want to avoid volatility or possible losses
         -        are not interested in generating current income


FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]


                                                YEAR-BY-YEAR TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------
     12%                                                                   12.93%
     10%                  10.67%                    11.06%
      8%
      6%       7.48%                     7.63%                                                  7.50%
      4%                                                                               4.16%               5.45%
      2%
      0%                                                                                                               -1.41%
     -5%                                                       -3.36%
               1990       1991           1992       1993       1994        1995        1996     1997       1998        1999


[/bar chart]
[  ] Intermediate Municipals Fund


The Fund's year-to-date total return through Sept. 30, 2000, was 5.30%.


For the period show in the chart above:
Best quarter: 1st quarter 1995, +4.73%

Worst quarter: 1st quarter 1994, 4.24%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers 10-Year Municipal Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                                   AVERAGE ANNUAL TOTAL RETURNS

                                                                  PERIODS ENDING DEC. 31, 1999
                                                            ------------------------------------------
                                                              1 YR          5 YR           10 YR
------------------------------------------------------------------------------------------------------
Intermediate Municipals Fund                                 -1.41%         5.62%          6.09%
Lehman Brothers 10-Year Municipal Bond Index*                -1.24%         7.12%          7.10%


*The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


         ANNUAL FUND OPERATING EXPENSES(b)
         (expenses that are deducted from Fund assets)
         --------------------------------------------------------------------------
         Management fees(c)                                              0.58%
         Distribution (12b-1) fees                                        None
         Other expenses                                                  0.23%
         -------------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES(d)                         0.81%
         Expense reimbursement                                          (0.11%)
         Net expenses                                                    0.70%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

         (c) Management fees include both the management fee and the administrative fee charged to the Fund.


         (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee would be 0.47% and total annual fund operating expenses would be 0.70%. A reimbursement lowers the expense ratio and increases overall return to investors.

         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and other expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:


                                                EXPENSE EXAMPLE

                                                             1 yr      3 yrs      5 yrs       10 yrs
         -----------------------------------------------------------------------------------------------
         Intermediate Municipals Fund                        $83       $259       $450        $1,002

THE FUNDS
MANAGED MUNICIPALS FUND


INVESTMENT GOALS Stein Roe Managed  Municipals  Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.



PRINCIPALINVESTMENT STRATEGIES Under normal market conditions,  the Fund invests
         primarily  in  tax-exempt  bonds  that  are  investment  grade.   These
         securities are rated:


         -        at least BBB by Standard & Poor's,

         -        at least Baa by Moody's Investors Service, Inc., or

         - with a comparable rating by another nationally recognized rating agency.

         The portfolio manager may purchase bonds of any maturity. The Fund may invest up to 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (1) bonds rated below investment grade by a national rating agency and (2) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of total assets. Pre-refunded bonds are bonds that are typically escrowed with U.S. treasury bonds and may or may not be rated.

         It is a fundamental policy that, during periods of normal market conditions, the Fund's assets will be invested so that at least 80% of the Fund's income will be exempt from federal income tax.

         The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

         The Portfolio is permitted to invest all of its assets in bonds subject to the AMT.


         PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.







         Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.



         Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Medium-quality debt securities (securities rated BBB or Baa by S&P or Moody's), although considered investment grade, may have some speculative characteristics.


         Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

         Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


         Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risk of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security. The advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.



         The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.


         Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Managed Municipals Fund if you:

         - want the higher return and income potential offered by high-yield bonds, but want to balance their greater risk with a substantial portion of the Fund invested in investment-grade bonds

         - are in a tax bracket that makes tax-exempt investing appropriate for you

         -        want income that is exempt from ordinary federal income tax

         - want a balance between return potential and capital preservation

         - are a long-term investor looking to diversify your portfolio by investing in fixed-income securities

         Managed Municipals Fund is not appropriate for investors who:

         -        are saving for a short-term investment

         -        want to avoid volatility or possible losses

         -        are not interested in generating current income

FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]


-------------------------------------------------------------------------------------------------------------------
                                            YEAR-BY-YEAR TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
     16%                                                       16.63%
     14%
     12%
     10%             11.88%               11.25%
      8%                       8.29%                                                9.31%
      6%  6.97%
      4%                                                                                       5.50%
      2%                                                                  3.77%
      0%                                                                                                 -3.44%
     -5%                                             -5.37%
-------------------------------------------------------------------------------------------------------------------
          1990       1991      1992       1993       1994      1995       1996      1997       1998      1999
-------------------------------------------------------------------------------------------------------------------


[/bar chart]

[  ] Managed Municipals Fund


The Fund's year-to-date total return through Sept. 30, 2000, was 6.37%.


For the period shown in the chart above:

Best quarter: 1st quarter 1995, +6.42%

Worst quarter: 1st quarter 1994, -5.24%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Municipal Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

         ---------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURNS
         ---------------------------------------------------------------------------------------------
                                                                  PERIODS ENDING DEC. 31, 1999
                                                           -------------------------------------------
                                                              1 YR          5 YR           10 YR
         ---------------------------------------------------------------------------------------------
         Managed Municipals Fund                             -3.44%        6.15%          6.28%
         Lehman Brothers Municipal Bond Index*               -2.07%        6.91%          6.89%


         *The Lehman Brothers Municipal Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

        ANNUAL FUND OPERATING EXPENSES (b)
        (expenses that are deducted from Fund assets)
        --------------------------------------------------------------------------
        Management fees(c)                                            0.54%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.15%
        --------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES                          0.69%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

         (c) Management fees include both the management fee and the administrative fee charged to the Fund.

         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -        redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and other expenses change. Expenses based on these assumptions are:


         -----------------------------------------------------------------------------------------------
                                                EXPENSE EXAMPLE
         -----------------------------------------------------------------------------------------------
                                                             1 yr      3 yrs      5 yrs       10 yrs
         -----------------------------------------------------------------------------------------------
         Managed Municipals Fund                             $70       $221       $384         $859

THE FUNDS


HIGH-YIELD MUNICIPALS FUND, CLASS S



INVESTMENT GOALS Stein Roe High-Yield Municipals Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.



PRINCIPALINVESTMENT STRATEGIES High-Yield Municipals Fund invests all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. It is a fundamental policy that the Portfolio's assets will be invested so that at least 80% of the Portfolio's gross income will be exempt from federal income tax. The Portfolio may invest up to 20% of its total assets in high-quality taxable money market instruments. The portfolio manager may purchase bonds of any maturity.


         In selecting municipal securities for the Portfolio, the portfolio manager invests at least 65% of its total assets in medium- or lower-rated tax-exempt securities. These securities are at the time of purchase:


         -        rated A or below by Standard & Poor's,



         -        rated A or below by Moody's Investors Service, Inc.,


         - given a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         Lower-rated securities are sometimes referred to as "junk bonds."

         The Portfolio may invest any or all of its assets in high-quality tax-exempt securities under the following conditions:

         - the portfolio manager believes that the difference in returns between higher-quality and lower-quality securities is narrow, or

         - the portfolio manager expects increased volatility in interest rates.

         Investment in higher-quality securities may reduce the Fund's current income.

         The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

         The Portfolio may also invest 25% or more of its assets in industrial development bonds or participation interests in those bonds.


         The Portfolio is permitted to invest all of its assets in bonds subject to the alternative minimum tax.



PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.



         Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because  the Fund may  invest in debt  securities  issued by  private  entities,
including,   but  not  limited  to,   corporate   bonds  and  privately   issued
mortgage-backed and asset backed securities,  the Fund is subject to issuer risk
 . Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payment of interest or principal. This could result in decreases in the price of the security and in some cases a decrease in income.



         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities Lower-rated debt securities have higher risk that the issuer of the security may default and not make payment of interest or principal.


         An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if the Portfolio has to reinvest the unanticipated proceeds at a lower interest rate.

         Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

         Because the Portfolio may invest more than 25% of its total assets in industrial development bonds or participation interests therein, the Portfolio may be more adversely affected than competing funds by an economic, business or political development or change.

         Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risk of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security. The advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.



         The interest income distributed by the Fund from certain tax-exempt bonds may be subject to federal Alternative Minimum Tax for individuals and corporations.. Consult your advisor for more information.


         Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in High-Yield Municipals Fund if you:

         - want income that is exempt from ordinary federal income tax and want the higher return potential associated with investing in lower-rated debt securities and can tolerate the high level of risk associated with such securities

         - are in a tax bracket that makes tax-exempt investing appropriate for you

         - are a long-term investor and are looking to diversify your investment portfolio with tax-exempt lower-rated debt securities

         High-Yield Municipals Fund is not appropriate for investors who:

         -        are saving for a short-term investment

         -        want a relatively low-risk fixed-income investment

         -        want to avoid volatility or possible losses

         -        are not interested in generating current income


FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]


-------------------------------------------------------------------------------------------------------------------
                                            YEAR-BY-YEAR TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
     18%
     15%                                                       17.72%
     12%
      9%             9.84%                10.64%
      6%  7.63%                                                                     9.53%
      3%                       5.35%                                      4.48%                5.28%
      0%                                                                                                 -2.14%
     -5%                                             -4.03%
-------------------------------------------------------------------------------------------------------------------
          1990       1991      1992       1993       1994      1995       1996      1997       1998      1999
-------------------------------------------------------------------------------------------------------------------


[/bar chart]

[  ] High-Yield Municipals Fund


The Fund's year-to-date total return through Sept. 30, 2000, was 4.63%.


For the period shown in the chart above:

Best quarter:1st quarter 1995, +7.00%

Worst quarter: 1st quarter 1994,  -5.11%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Municipal Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


         ---------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURNS
         ---------------------------------------------------------------------------------------------
                                                                  PERIODS ENDING DEC. 31, 1999
                                                           -------------------------------------------
                                                              1 YR          5 YR           10 YR
         ---------------------------------------------------------------------------------------------
         High-Yield Municipals Fund                          -2.14%        6.78%          6.26%
         Lehman Brothers Municipal Bond Index*               -2.07%        6.91%          6.89%


         *The Lehman Brothers Municipal Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


         --------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (b)
         (expenses that are deducted from Fund assets)
         --------------------------------------------------------------------------
         Management fees(c)                                            0.56%
         Distribution (12b-1) fees                                     None
         Other expenses                                                0.22%
         --------------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES                          0.78%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) The Portfolio pays a management fee of 0.43% and the Fund pays an administrative fee of 0.13%.


         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and other expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


-----------------------------------------------------------------------------------------------
                                       EXPENSE EXAMPLE
-----------------------------------------------------------------------------------------------
                                                    1 yr      3 yrs      5 yrs       10 yrs
-----------------------------------------------------------------------------------------------
High-Yield Municipals Fund                          $80       $249       $433         $966

FINANCIAL HIGHLIGHTS

      The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. Each Fund's fiscal year runs from July 1 to June 30. The total returns in the tables represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Funds' annual report along with the financial statements. To request an annual report, please call 800-338-2550.

MUNICIPAL MONEY MARKET FUND

PER SHARE DATA


                                                           For years ended June 30,
                                                 -------------------------------------------
                                            2000        1999          1998       1997         1996
NET ASSET VALUE, BEGINNING OF PERIOD       $1.000      $1.000       $1.000      $1.000       $1.000


Net investment income                       0.031       0.027        0.031       0.030        0.031
 Distributions from net investment
   income                                  (0.031)     (0.027)      (0.031)     (0.030)      (0.031)

NET ASSET VALUE, END OF PERIOD             $1.000      $1.000       $1.000      $1.000       $1.000

Ratio of net expenses to average net
  assets(a)                                  0.70%       0.70%        0.70%       0.70%        0.70%
Ratio of net investment income to
  average net assets(b)                      3.19%       2.69%        3.06%       2.98%        3.09%
TOTAL RETURN (b)                             3.20%       2.73%        3.10%       3.04%        3.13%

Net assets, end of period (000's)        $113,815    $119,032     $115,279    $118,424     $120,432

INTERMEDIATE MUNICIPALS FUND

PER SHARE DATA


                                                           For years ended June 30,
                                                 -------------------------------------------
                                            2000        1999          1998       1997         1996
NET ASSET VALUE, BEGINNING OF PERIOD       $11.23      $11.57       $11.38      $11.22       $11.16


Net investment income                        0.28        0.54         0.54        0.55         0.55
Net  realized and unrealized gain (loss) on
   investments                              (0.27)      (0.30)        0.22        0.22         0.06

TOTAL  FROM INVESTMENT OPERATIONS            0.01        0.24         0.76        0.77         0.61

 DISTRIBUTIONS

Net investment income                       (0.26)      (0.54)       (0.54)      (0.55)       (0.55)
Net realized capital gains                  (0.02)      (0.04)       (0.03)      (0.06)          --
TOTAL DISTRIBUTIONS                         (0.28)      (0.58)       (0.57)      (0.61)       (0.55)

NET ASSET VALUE, END OF PERIOD             $10.96      $11.23       $11.57      $11.38       $11.22

Ratio of net expenses to average net
  assets(a)                                  0.70%       0.70%        0.70%       0.70%        0.70%
Ratio of net investment income to
  average net assets(b)                      4.93%       4.58%        4.70%       4.84%        4.82%
Portfolio turnover rate                        26%         48%          29%         44%          66%
TOTAL RETURN (b)                             3.10%       2.08%        6.84%       7.07%        5.47%

Net assets, end of period (000's)        $135,810    $168,896     $195,651    $196,006     $204,726

MANAGED MUNICIPALS FUND

PER SHARE DATA


                                                           For years ended June 30,
                                                 -------------------------------------------
                                            2000        1999          1998       1997         1996
NET ASSET VALUE, BEGINNING OF PERIOD        $9.07       $9.38        $9.11       $8.85        $8.79

INCOME FROM INVESTMENT OPERATIONS

Net investment income                        0.47        0.47         0.48        0.48         0.48
Net  realized and unrealized gains
   (losses) on investments                  (0.32)      (0.31)        0.27        0.26         0.06
TOTAL  FROM INVESTMENT OPERATIONS            0.15        0.16         0.75        0.74         0.54

DISTRIBUTIONS
Net investment income                       (0.47)      (0.47)       (0.48)      (0.48)       (0.48)
Net realized gains                          (0.10)         --           --          --           --
Total distributions                         (0.57)      (0.47)       (0.48)      (0.48)       (0.48)
NET ASSET VALUE, END OF PERIOD              $8.65       $9.07        $9.38       $9.11        $8.85

Ratio of net expenses to average net
  assets                                     0.69%       0.72%        0.72%       0.73%        0.72%

Ratio of net investment income to
  average net assets                         5.39%       5.02%        5.14%       5.31%        5.41%
Portfolio turnover rate                        19%         17%          12%         16%          40%
TOTAL RETURN                                 1.86%       1.67%        8.37%       8.56%        6.24%

Net assets, end of period (000's)        $458,205    $538,322     $583,138    $582,366     $606,359

HIGH-YIELD MUNICIPALS FUND

PER SHARE DATA


                                                           For years ended June 30,
                                                 -------------------------------------------
                                            2000        1999          1998       1997         1996
NET ASSET VALUE, BEGINNING OF PERIOD       $11.71      $11.97       $11.67      $11.40        $11.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.65        0.63         0.65        0.72          0.67
Net  realized and unrealized (losses)
   on investments                           (0.68)      (0.25)        0.30        0.27          0.09
TOTAL  FROM INVESTMENT OPERATIONS           (0.03)       0.38         0.95        0.99          0.76

DISTRIBUTIONS
Net investment income                       (0.64)      (0.64)       (0.65)      (0.72)        (0.67)

NET ASSET VALUE, END OF PERIOD             $11.04      $11.71       $11.97      $11.67        $11.40

Ratio of net expenses to average net
  assets                                     0.78%       0.77%        0.75%       0.77%         0.85%

Ratio of net investment income to
  average net assets                         5.82%       5.26%        5.48%       6.20%         5.86%
Portfolio turnover rate (e)                    14%         19%           8%(c)      11%           34%
TOTAL RETURN                                (0.16)%      3.18%(d)     8.32%       8.91%         6.83%

Net assets, end of period (000's)        $253,787    $297,874     $341,780    $306,070      $282,956



(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 0.80%, 0.79%, 0.86%, 0.86%, and 0.84% for the years ended June 30, 2000, 1999, 1998, 1997 and
    1996, respectively, for Municipal Money Market Fund; and 0.81%, 0.79%, 0.81%, 0.82% and 0.81% for the years ended June 30, 2000, 1999, 1998, 1997 and 1996, respectively, for Intermediate Municipals Fund.


(b) Computed with the effect of Stein Roe's expense reimbursement.

(c) Prior to commencement of operations of the Portfolio.

(d) 0.50% of the return is attributable to a one-time revaluation of a portfolio
    security  reflecting  the  restructuring  of  this  security.   Absent  this
    revaluation, the total return would have been 2.68%.


(e) For fiscal years 1996 to 1998, this represents the portfolio turnover prior to the commencement of operations of the Portfolio for February 2, 1998 to June 30, 1998. The portfolio turnover for the Portfolio was 3%. For fiscal years 1999 and 2000, this represents the portfolio turnover for the Portfolio.

YOUR ACCOUNT


PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
      Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.


      PURCHASES THROUGH THIRD PARTIES

      If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.


      If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


      CONDITIONS OF PURCHASE

      An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.


                                ACCOUNT MINIMUMS

                                 MINIMUM TO      MINIMUM    MINIMUM
TYPE OF ACCOUNT                OPEN AN ACCOUNT  ADDITION    BALANCE
---------------                ---------------  --------    -------
Regular                            $2,500         $100      $1,000

Custodial (UGMA/UTMA)              $1,000         $100      $1,000

Automatic Investment Plan          $1,000          $50          --

Roth and Traditional IRA             $500          $50        $500

Educational IRA                      $500          $50*       $500

     *Maximum $500 contribution per calendar year per child.

      OPENING AN ACCOUNT

                         OPENING OR ADDING TO AN ACCOUNT

                  BY MAIL:                          BY WIRE:
                  --------                          --------
OPENING AN        Complete the application.         Mail your application to the
ACCOUNT           Make check payable to Stein       address listed on the left,
                  Roe Mutual Funds.                 then call 800-338-2550 to
                                                    obtain an account number.
                  Mail application and check to:    Include your Social Security
                     SteinRoe Services Inc.         Number.  To wire funds, use
                     P.O. Box 8900                  the instructions below.
                     Boston, MA 02205

ADDING TO AN      Make check payable to Stein       Wire funds to:
ACCOUNT           Roe Mutual Funds.  Be sure to       Bank Boston
                  write your account number on        ABA:  011000390
                  the check.                          Attn: SSI, Account No.
                                                        98227776
                  Fill out investment slip            Fund No. __; Stein Roe ____
                  (stub from your statement or          Fund
                  confirmation) or include a          Your name (exactly as in the
                  note indicating the amount of         registration).
                  your purchase, your account         Fund account number.
                  number, and the name in which
                  your account is registered.       Fund Numbers:
                                                    30 -- Municipal Money Market
                                                    08 -- Intermediate Municipals
                  Mail check with investment Fund           Fund
                  slip or note to the address       37 -- Managed Municipals Fund
                  above.                            28 -- High-Yield Municipals Fund


                         OPENING OR ADDING TO AN ACCOUNT

              BY ELECTRONIC FUNDS                                            THROUGH AN
              TRANSFER:                      BY EXCHANGE:                    INTERMEDIARY:
              ---------                      ------------                    -------------
OPENING AN    You cannot open a new          By mail, phone, or              Contact your
ACCOUNT       account via electronic         automatically (be sure          financial
              transfer.                      to elect the Automatic          professional.
                                             Exchange    Privilege    on    your
                                             application).

ADDING TO AN  Call 800-338-2550 to make      By mail, phone, or              Contact your
ACCOUNT       your purchase.  To set up      automatically (be sure          financial
              prescheduled purchases,        to elect the Automatic          professional.
              be sure to elect the           Exchange Privilege on
              Automatic Investment Plan      your application).
              (Stein Roe Asset(SM) Builder)
              option on your application.

      All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE A Fund's share price is its net asset value next determined. Net asset value is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.


      Securities held by Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Portfolio are valued based on valuations provided by a pricing service. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees. We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.


      Municipal Money Market Fund attempts to maintain its net asset value at $1 per share. We value portfolio securities held by Municipal Money Market Portfolio based on their amortized cost, which does not take into account unrealized gains or losses. The extent of any deviation between the net asset value based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Securities and other assets for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.


SELLING SHARES You may sell your shares any day the Funds are open for business.
      Please follow the instructions below.


                                 SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY               PHONE: You may sell your shares by telephone and request that a
                 check  be  sent  to  your   address   of  record   by   calling
                 800-338-2550,  unless you have  notified the Fund of an address change  within  the  previous  30 days.  The  dollar  limit for telephone  redemptions  is  $100,000 in a 30-day  period.  This feature  is  automatically  added to your  account  unless  you decline it on your application.

BY               WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum)
                 may  be  wired  to  your  predesignated   bank  account.   Call
                 800-338-2550  to give  instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC    Fill out the appropriate areas of the account application
TRANSFER:        for this feature.  To request an electronic transfer (not
                 less than $50; not more than $100,000),  call 800-338-2550.  We will transfer your sale proceeds  electronically  to your bank.
                 The bank must be a member of the Automated Clearing House.

BY EXCHANGE:     Call 800-338-2550 to exchange any portion of your Fund
                 shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC     Fill out the appropriate areas of the account application
EXCHANGE:        for this feature.  Redeem a fixed amount on a regular basis
                 (not less than $50 per month;  not more than  $100,000)  from a
                 Fund for investment in another Stein Roe no-load fund.

BY CHECK Complete the appropriate section of the account application WRITING for this feature. You may redeem shares of Municipal Money (MUNICIPAL Market Fund by writing checks (minimum $50) that are drawn MONEY MARKET against a special checking account the Fund has with the FUND ACCOUNTS Boston Safe Deposit and Trust Company. ONLY):


      WHAT YOU NEED TO KNOW WHEN SELLING SHARES

      Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


      A Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.


      We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

      We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

      If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

      INVOLUNTARY REDEMPTION

      If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

      LOW BALANCE FEE

      Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

      The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

      An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

      We  may  change,   suspend  or  eliminate   the  exchange   service  after
      notification to you.

      Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.


FUND POLICY ON TRADING OF FUND SHARES The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.


DIVIDENDS AND DISTRIBUTIONS Each Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually.


      A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

      A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

      When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION
PROCEEDS:
-     by check
-     by electronic transfer into your bank account
-     a purchase of shares of another Stein Roe fund
-     a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

      If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

      TAX CONSEQUENCES

      For federal income tax purposes, distributions of net investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Ordinarily, distributions to shareholders from gains realized by a Fund on the sale or exchange of investments will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal AMT both for some individuals and corporate shareholders.

      You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions that is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable taxes.

      In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

OTHER INVESTMENTS AND RISKS


      The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Funds and Portfolios may make and the risks associated with them. In seeking to achieve their investment goals, the Funds and Portfolios may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and Portfolios and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of a Fund's investment goals or investment strategies.












DERIVATIVE STRATEGIES Managed Municipals Fund, Intermediate Municipals Fund, and
      High-Yield Municipals Portfolio may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security index, or currency. The Funds and the Portfolio may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Funds or the Portfolio.



ASSET-BACKED SECURITIES Each Fund may invest in asset-backed securities, which are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates.. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

MUNICIPAL LEASE OBLIGATIONS Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises  or  utilizing  the  leased  equipment.  The  disposition  of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.





WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES Managed Municipals Fund, Intermediate Municipals Fund, and High-Yield Municipals Portfolio may invest in zero coupon securities. These securities do not pay interest in cash on a current basis, but instead accrue over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


INVERSE  FLOATING  RATE  OBLIGATIONS   Managed  Municipals  Fund,   Intermediate
      Municipals Fund, and High-Yield Municipals Portfolio may invest in inverse floating rate obligations representing interests in tax-exempt bonds. They carry interest rates that will vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risks of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security.






PORTFOLIO  TURNOVER  There  are  no  limits  on  turnover.   Turnover  may  vary
      significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. Each Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.





INTERFUND LENDING PROGRAM The Funds and Portfolios may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT


INVESTMENT  ADVISOR  Stein Roe & Farnham  Incorporated  (Stein  Roe),  One South
      Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 2000, the Funds and the Portfolios paid to Stein Roe the following aggregate fees (as a percent of average net assets):



            FUND                FEE
Municipal Money Market Fund    0.40%

Intermediate Municipals Fund   0.47%

Managed Municipals Fund        0.54%

High-Yield Municipals Fund     0.56%


      Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

PORTFOLIO MANAGERS

      MUNICIPAL MONEY MARKET FUND


      Veronica M. Wallace has been portfolio manager of Municipal Money Portfolio since 1995. Ms. Wallace is a vice president of Stein Roe, which she joined in 1966. She was a trader in taxable money market instruments for Stein Roe from 1987 to 1995.

      INTERMEDIATE MUNICIPALS FUND


      William C. Loring joined Stein Roe in November 1998 as co-portfolio manager of Stein Roe Managed Municipals Fund. Since 1986, he has managed various Liberty tax-exempt funds, including Liberty Tax Exempt Fund since May 1997, Liberty Intermediate Tax Exempt Fund since 1993 and Intermediate Municipals Fund since May 2000. Mr. Loring is jointly employed as a senior vice president by both Colonial and Stein Roe and has a bachelor's degree from Bowdoin College.





      MANAGED MUNICIPALS FUND


      William C. Loring and Brian M. Hartford have been co-portfolio managers of Managed Municipals since November 1998, when they joined Stein Roe. In their respective roles, Messrs. Loring and Hartford are jointly employed as senior vice presidents by both Colonial and Stein Roe. They have co-managed the Liberty Tax-Exempt Fund since May 1997. Mr. Loring has also managed the Liberty Intermediate Bond Fund since 1993. Mr. Hartford has a bachelor's degree in finance and investment from Babson College and is a chartered financial analyst. Mr. Loring has a bachelor's degree from Bowdoin College. Messrs. Loring and Hartford have managed various other Liberty tax-exempt funds since 1986 and 1993, respectively.


      HIGH-YIELD MUNICIPALS FUND


      Maureen G. Newman has been portfolio manager of High-Yield Municipals Portfolio since November 1998, when she joined Stein Roe. In her role as portfolio manager, she is jointly employed as a senior vice president by both Colonial and Stein Roe. She has managed tax-exempt funds for Colonial since May 1996. Prior to joining Colonial, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May 1985 to May 1996. Ms. Newman has a bachelor's degree in economics from Boston College and a master's degree from Babson College. She is a Chartered Financial Analyst.



MASTER/FEEDER  FUND  STRUCTURE  Unlike  mutual funds that  directly  acquire and manage their own portfolios of securities, Municipal Money Market Fund and High-Yield Municipals Fund are "feeder" funds in a "master/feeder" structure. This means that the Funds invests their s assets in a larger "master" portfolio of securities (a Portfolio) which has investment goals and policies substantially identical to those of the corresponding Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.


Investment Company Act file number: 811-4367
  Liberty-Stein Roe Funds Municipal Trust
-      Stein Roe Intermediate Municipals Fund
-      Stein Roe High-Yield Municipals Fund
-      Stein Roe Municipal Money Market Fund
-      Stein Roe Managed Municipals Fund




                       LIBERTY FUNDS DISTRIBUTOR, INC.

             STATEMENT OF ADDITIONAL INFORMATION DATED NOV. 1, 2000


                     LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                      STEIN ROE MUNICIPAL MONEY MARKET FUND
                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                        STEIN ROE MANAGED MUNICIPALS FUND
                  STEIN ROE HIGH-YIELD MUNICIPALS FUND, CLASS S


              Suite 3300, One South Wacker Drive, Chicago, IL 60606
                                  800-338-2550


      This Statement of Additional Information (SAI) is not a prospectus but provides additional information that should be read in conjunction with the Prospectus dated November 1, 2000, and any supplements thereto. Financial statements, which are contained in the Funds' June 30, 2000 Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS

                                                                            Page
General Information and History.............................................2
Investment Policies.........................................................4
Portfolio Investments and Strategies........................................4
Investment Restrictions....................................................15
Additional Investment Considerations.......................................18
Purchases and Redemptions..................................................20
Management.................................................................24
Financial Statements.......................................................28
Principal Shareholders.....................................................28
Investment Advisory and Other Services.....................................29
Distributor................................................................32
Transfer Agent.............................................................32
Custodian..................................................................32
Independent Auditors.......................................................32
Portfolio Transactions.....................................................33
Additional Income Tax Considerations.......................................37
Investment Performance.....................................................39
Additional Information on Net Asset Value -- Municipal Money Fund..........46
Master Fund/Feeder Fund: Structure and Risk Factors........................47
Glossary...................................................................49
Appendix -- Ratings........................................................52

                         GENERAL INFORMATION AND HISTORY

      The following mutual funds are separate series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"):

      Stein Roe Municipal Money Market Fund ("Municipal Money Fund") Stein Roe Intermediate Municipals Fund ("Intermediate Municipals Fund") Stein Roe Managed Municipals Fund ("Managed Municipals Fund") Stein Roe High-Yield Municipals Fund, Class S ("High-Yield Municipals Fund")


Each series of the Trust invests in a separate portfolio of securities and other assets, with its own objectives and policies. The series of the Trust are referred to collectively as "the Funds." The name of the Trust and each of its series was changed on Nov. 1, 1995 to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust."


      The High Yield  Municipals  Fund also offers another class of shares-Class
A. This SAI describes the Class S shares of the Fund. The Class A shares are described in a separate SAI.


      The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Oct. 6, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, four series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

      Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

      Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

      Rather than invest in securities directly, each Fund may seek to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the same investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Such investment would be subject to determination by the trustees that it was in the best interests of the Fund and its shareholders, and shareholders would receive advance notice of any such change. Two Funds currently operate under the master fund/feeder fund structure. Each invests all of its assets in a separate master fund that is a series of SR&F Base Trust, as follows:

                                                                                         MASTER/FEEDER STATUS
       FEEDER FUND                             MASTER FUND                                   ESTABLISHED
       -----------                             -----------                                   -----------
Municipal Money Fund        SR&F Municipal Money Market Portfolio ("Municipal              Sept. 28, 1995
                              Money Portfolio")
High-Yield                  SR&F High-Yield Municipals Portfolio ("High-Yield              Feb. 2, 1998
Municipals Fund               Municipals Portfolio")

The master funds are series of SR&F Base Trust and are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder
Fund: Structure and Risk Factors.

      Stein Roe & Farnham Incorporated ("Stein Roe") is responsible for the business affairs of the Trusts and serves as investment adviser to Intermediate Municipals Fund, Managed Municipals Fund, Municipal Money Portfolio, and High-Yield Municipals Portfolio. It also provides administrative and bookkeeping and accounting services to the Funds and Portfolios.

                               INVESTMENT POLICIES

      The  Trust  and  SR&F  Base  Trust  are  open-end  management   investment
companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

      The investment objectives and policies are described in the Prospectus under The Funds. In pursuing its objective, a Fund or Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities" (see definition in the Glossary).

                      PORTFOLIO INVESTMENTS AND STRATEGIES

      The following investment policies and techniques have been adopted by each Fund or Portfolio as indicated. Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, Investment Restrictions, and Additional Investment Considerations, the term "the Fund" refers to each Fund and each Portfolio.

TAXABLE SECURITIES

      Assets of each Fund that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments(1) such as: (1) U.S. Government bills, notes and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government (including obligations not backed by the full faith and credit of the U.S. Government); (3) in the case of Intermediate Municipals Fund and High-Yield Municipals Portfolio, other money market instruments, and in the case of Municipal Money Portfolio and Managed Municipals Fund, other money market instruments such as certificates of deposit and bankers' acceptances of domestic banks having total assets in excess of $1 billion, and corporate commercial paper rated Prime-1 by Moody's or A-1 by S&P at the time of purchase, or, if unrated, issued or guaranteed by an issuer with outstanding debt rated Aa or better by Moody's or AA or better by S&P; and (4) repurchase agreements (defined in the Glossary) with banks and, for all Funds except Managed Municipals Fund, securities dealers. Municipal Money Portfolio limits repurchase agreements to those that are short-term, subject to item (g) under Investment Restrictions (although the underlying securities may not be short-term). Managed Municipals Fund limits repurchase agreements to those in which the underlying collateral consists of securities that the Fund may purchase directly.

AMT SECURITIES

      Although the Funds currently limit their investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, each Fund may invest 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax ("AMT").

PRIVATE PLACEMENTS

      Each Fund may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the

-----------
(1) In the case of Municipal Money Fund, Municipal Money Portfolio, and Managed Municipals Fund, the policies described in this paragraph are fundamental.

Securities Act of 1933 ["1933 Act"]) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when Stein Roe believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

RULE 144A SECURITIES

      Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 10% of its net assets in illiquid securities for all Funds other than High-Yield Municipals Portfolio and no more than 15% for that Fund. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities for all Funds other than High-Yield Municipals Portfolio and no more than 15% for that Fund. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

STANDBY COMMITMENTS

      Each Fund may obtain standby commitments when it purchases Municipal Securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. A Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by a Fund should exceed the current value of the underlying securities, a Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. A Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Stein Roe, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when a Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining each Fund's net asset value. The Trust has received an opinion of Bell,

Boyd & Lloyd, counsel to the Trust, that interest earned by the Funds on Municipal Securities will continue to be exempt from the regular federal income tax regardless of the fact that the Fund holds standby commitments with respect to such Municipal Securities.

PARTICIPATION INTERESTS

      Each Fund may purchase participation interests in all or part of specific holdings of Municipal Securities, but does not intend to do so unless the tax-exempt status of those participation interests or certificates of participation is confirmed to the satisfaction of the Board of Trustees, which may include consideration of an opinion of counsel as to the tax-exempt status. Each participation interest would meet the prescribed quality standards of the Fund or be backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. (See Investment Policies.) Some participation interests are illiquid securities.

      Each Fund may also purchase participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by leased property, disposition of the property in the event of foreclosure might prove difficult.

      The Board of Trustees has delegated to Stein Roe the responsibility to determine the credit quality of participation interests. The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; FORWARD COMMITMENTS

      Each Fund may purchase securities on a when-issued or delayed-delivery basis or purchase forward commitments, as described in the Prospectus. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.

      At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value of at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

SHORT SALES AGAINST THE BOX

      Each Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

      In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

      Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

      Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

REPURCHASE AGREEMENTS

      Each Fund may invest in repurchase  agreements,  provided that it will not
invest  more  than  15%  (High-Yield   Municipals  Portfolio)  or  10%  (Managed
Municipals Fund,

Intermediate Municipals Fund, and Municipal Money Portfolio) of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

BORROWINGS; REVERSE REPURCHASE AGREEMENTS

      Subject to restriction (iv) under Investment Restrictions, each Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

      Each Fund may also enter into reverse repurchase agreements (defined in the Glossary) with banks and securities dealers. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. The Funds did not enter into reverse repurchase agreements during the last year and have no present intention to do so.

      A Fund's reverse repurchase agreements and any other borrowings may not exceed 33 1/3% of its total assets, and the Fund may not purchase additional securities when its borrowings, less proceeds receivable from the sale of portfolio securities, exceed 5% of its total assets.

RATED SECURITIES

      The rated securities described under Investment Policies above for each Fund except for Municipal Money Portfolio include obligations given a rating conditionally by Moody's or provisionally by S&P.

      Except with respect to Municipal Securities with a demand feature (see the definition of "short-term" in the Glossary) acquired by Municipal Money Portfolio, the fact that the rating of a Municipal Security held by a Fund may be lost or reduced below the minimum level applicable to its original purchase by a Fund does not require that obligation to be sold, but Stein Roe will consider such fact in determining whether that Fund should continue to hold the obligation. In the case of Municipal Securities with a demand feature acquired by Municipal Money Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Fund must dispose of the security within a reasonable period of time either by exercising the demand feature or by selling the security in the secondary market, unless the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to retain the security.

      To the extent that the ratings accorded by Moody's, S&P, or Fitch IBCA for Municipal Securities may change as a result of changes in such organizations, or changes in their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with its investment policies. The Board of Trustees is required to review such ratings with respect to Municipal Money Portfolio.

ZERO COUPON BONDS

      Each of Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Portfolio may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because a Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

TENDER OPTION BONDS; TRUST RECEIPTS

      Each Fund may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Stein Roe will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. A Fund may invest up to 10% of net assets in tender option bonds and trust receipts.

INTERFUND BORROWING AND LENDING PROGRAM

      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may lend money to and borrow money from other mutual funds advised by Stein Roe. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER

      Although the Funds do not purchase securities with a view toward rapid turnover, there are no limitations on the length of time that portfolio securities must be held. As a result, the turnover rate may vary from year to year. A high rate of portfolio turnover, if it should occur, may result in the realization of capital gains or losses, and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

OPTIONS

      Each of Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Portfolio is permitted to purchase and to write both call options and put options on debt or other securities or indexes in standardized contracts traded on U.S. securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

      Currently there are no publicly-traded options on individual tax-exempt securities. However, it is anticipated that such instruments may become available in the future.

      An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of an index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of the option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)

      A Fund is permitted to write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

      If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

      A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

      A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated with Options. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      Each of Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Portfolio may enter into interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (such as The Bond Buyer Municipal Bond Index)(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded. A Fund will engage in transactions involving new futures contracts (or options thereon) if, in the opinion of the Board of Trustees, they are appropriate instruments for the Fund.

      Each Fund may  purchase  and write call options and put options on futures
contracts  (futures   options).   Futures  options  possess  many  of  the  same
characteristics as

-----------------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made. The Bond Buyer Municipal Bond Index is based on The Bond Buyer index of 40 actively-traded long-term general obligation and revenue bonds carrying at least an A rating by Moody's or S&P.

options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

      The success of any futures technique depends on accurate predictions of changes in the level and direction of interest rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

      A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, each Fund will mark to market its open futures positions.

      A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales, as the case may be, of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures and futures options trading and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

      If options, futures contracts, or futures options of types other than those described herein or in the prospectus are traded in the future, each of Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

      A Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money" (as defined in the Glossary), would exceed 5% of the Fund's total assets.

      When purchasing a futures contract or writing a put on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contracts. When writing a call option on a futures contract, a Fund similarly will maintain cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

      A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

      In order to comply with Commodity  Futures Trading  Commission  Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

      If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

      If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

      Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

      A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities. For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

      In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

      Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

      The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

      The Funds and Portfolios operate under the following investment restrictions. Restrictions that are fundamental policies, as indicated below, may not be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Glossary). A Fund or Portfolio may not:

      (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];(3)(4)

      (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), [Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] but it may make margin deposits in connection with futures and options transactions;

      (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

      (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

      (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and
[Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] (b) it may enter into futures and options transactions;

      (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

----------------
(3) In the case of a security that is insured as to payment of principal and interest, the related insurance policy is not deemed a security, nor is it subject to this investment restriction.
(4) Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "Rule"), Municipal Money Fund and Municipal Money Portfolio will not, immediately after the acquisition of any security (other than a Government Security or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that each may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof. Municipal Money Portfolio will not invest more than 5% of its total assets in Second Tier Securities.

      (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

      (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, [Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund and High-Yield Municipals Portfolio only] except that it may enter into futures and options transactions;

      (ix) [Municipal Money Fund only] purchase any securities other than those described under Investment Policies -- Municipal Money Fund, and under Portfolio Investments and Strategies; [Managed Municipals Fund only] purchase any securities other than those described under Investment Policies -- Managed Municipals Fund and under Portfolio Investments and Strategies;

      (x) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

      (xi) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

      (xii) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

      The above restrictions (other than material within brackets) are fundamental policies of the Funds and Portfolios. The Funds and Portfolios have also adopted the following restrictions that may be required by various laws and administrative positions. These restrictions are not fundamental. None of the following restrictions shall prevent Municipal Money Fund, Intermediate Municipals Fund, Managed Municipals Fund, or High-Yield Municipals Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. No Fund or Portfolio may:

      (a) own more than 10% of the outstanding voting securities of an issuer;

      (b) invest in companies for the purpose of exercising control or management;

      (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

      (d) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund [Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] and that transactions in options, futures, and options on futures are not treated as short sales;

      (e) [Municipal Money Fund, Municipal Money Portfolio, Intermediate Municipals Fund, and Managed Municipals Fund only] invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days; [High-Yield Municipals Fund and High-Yield Municipals Portfolio only] invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (f) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

      (g) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

      (h) [Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (i) [Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

      Medium-quality Municipal Securities are obligations of municipal issuers that, in the opinion of Stein Roe, possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The characteristics attributed to medium- and lower-quality obligations by Stein Roe are much the same as those attributed to medium- and lower-quality obligations by rating services (see the Appendix to the Prospectus). Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the Fund's portfolio may be unrated.

      Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

      Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities.

      The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

      Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon. In addition, from time to time proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on Municipal Securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such proposals are enacted, the availability of Municipal Securities for investment by the Funds and the value of the Funds' portfolios would be affected and, in such an event, the Funds would reevaluate their investment objectives and policies.

      Because the Funds may invest in industrial development bonds, the Funds' shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or for "related persons of substantial users."

      In addition, the Funds invest in Municipal Securities issued after the effective date of the Tax Reform Act of 1986 (the "1986 Act"), which may be subject to retroactive taxation if they fail to continue to comply after issuance with certain requirements imposed by the 1986 Act.

      Although the banks and securities dealers from which a Fund may acquire repurchase agreements and standby commitments, and the entities from which a Fund may purchase participation interests in Municipal Securities, will be those that Stein Roe believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the Fund.

                                    * * * * *

      Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.

      Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

      In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

      In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                            PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

      You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

      Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

      The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account -- Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

      The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

      The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

      You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

      The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

      Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

      Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

      Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

      The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

      The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both

Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

      Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

      Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUNDS MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF A FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THAT FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

      Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

      Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.


      Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. The dollar limit for telephone redemptions is $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.


      Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

      Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

      Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

      Check Writing Privilege. Although Municipal Money Fund does not currently charge a fee to its shareholders for the use of the special Check-Writing Redemption Privilege, the Fund pays for the cost of printing and mailing checks to its shareholders and pays charges of the bank for payment of each check. The Trust reserves the right to establish a direct charge to shareholders for use of the Privilege and both the Trust and the bank reserve the right to terminate this service.

                                   MANAGEMENT

      The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The following table sets forth certain information with respect to the trustees and officers of the Trust:


                                        POSITION(S) HELD                              PRINCIPAL OCCUPATION(S)
  NAME, AGE; ADDRESS                    WITH THE TRUST                               DURING PAST FIVE YEARS
William D. Andrews, 53;                 Executive                   Executive vice president of Stein Roe & Farnham Incorporated
One South Wacker Drive,                 Vice-President              ("Stein Roe")
Chicago, IL  60606(4)

John A. Bacon Jr., 73; 4N640            Trustee                     Private investor
Honey Hill Road, Box 296,
Wayne, IL 60184(3)(4)

Christine Balzano, 35; 245              Vice-President              Senior vice president of Liberty Funds Services, Inc.;
Summer Street, Boston, MA                                           formerly vice president and assistant vice president
02210

William W. Boyd, 73; 2900               Trustee                     Chairman and director of Sterling Plumbing (manufacturer of
Golf Road, Rolling Meadows,                                         plumbing products)
IL  60008(2)(3)(4)

Kevin M. Carome, 44; One                Executive                   Senior vice president, legal, Liberty Funds Group LLC (an
Financial Center, Boston, MA            Vice-President              affiliate of Stein Roe) since Jan. 1999; general counsel and
02111(4)                                                            secretary of Stein Roe since Jan. 1998; associate general
                                                                    counsel and vice president of Liberty Financial Companies,
                                                                    Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 33                   Vice President              Employee of Liberty Funds Services, Inc. and assistant vice
12100 East Iliffe Avenue                                            president of Stein Roe since November 1999; manager with
Aurora, CO 80014(4)                                                 Scudder Kemper Investments from October 1995 to November
                                                                    1999; assistant manager with Scudder Kemper prior thereto

Lindsay Cook, 48;                       Trustee                     Executive vice president of Liberty Financial Companies, Inc.
600 Atlantic Avenue, Boston,                                        since March 1997; senior vice president prior thereto
MA 02210(1)(2)(4)



Stephen E. Gibson, 48; One              President                   Director of Stein Roe since September 2000; President and
One Financial Center                                                Vice Chairman of Stein Roe since January 2000 (formerly
Boston, MA 02111 (4)                                                Assistant Chairman from August 1998 to January 2000); President of Stein Roe
                                                                    Funds  since
                                                                    November
                                                                    1999;
                                                                    President of
                                                                    Liberty
                                                                    Funds  since
                                                                    June   1998;
                                                                    Chairman  of
                                                                    the    Board
                                                                    since   July
                                                                    1998,    CEO
                                                                    and
                                                                    President
                                                                    since
                                                                    December
                                                                    1996     and
                                                                    Director
                                                                    since   July
                                                                    1996      of
                                                                    Colonial
                                                                    Management
                                                                    Associates,
                                                                    Inc.
                                                                    (formerly
                                                                    executive
                                                                    vice
                                                                    president
                                                                    from    July
                                                                    1996      to
                                                                    December
                                                                    1996); CEO,
Financial Center, Boston, MA                                        president and director of Liberty Funds Group since December
02111(4)                                                            1998(formerly Director, CEO and President of the Colonial
                                                                    Group   from
                                                                    December
                                                                    1996      to
                                                                    December
                                                                    1998);
                                                                    managing
                                                                    director  of
                                                                    Marketing of
                                                                    Putnam
                                                                    Investments
                                                                    from    June
                                                                    1992 through
                                                                    July 1996

Douglas A. Hacker, 44; P.O.             Trustee                     Senior vice president and chief financial officer of UAL,
Box 66100, Chicago, IL 60666                                        Inc. (airline)
(3)(4)

Loren A. Hansen, 52; One                Executive                   Chief investment officer/equity of Colonial Management
South Wacker Drive, Chicago,            Vice-President              Associates, Inc. since 1997; executive vice president of
IL  60606(4)                                                        Stein Roe since Dec. 1995; vice president of The Northern
                                                                    Trust (bank) prior thereto

Brian M. Hartford, 41; One              Vice-President              Employee of Stein Roe since Nov. 1998; vice president of CMA
Financial Center, Boston, MA                                        since 1993
02111

Janet Langford Kelly, 42;               Trustee                     Executive vice president-corporate development, general
One Kellogg Square, Battle                                          counsel and secretary of Kellogg Company since Sept. 1999;
Creek, MI 49016(3)(4)                                               senior vice president, secretary and general counsel of Sara
                                                                    Lee Corporation (branded, packaged, consumer-products
                                                                    manufacturer) from 1995 to Aug. 1999; partner of Sidley &
                                                                    Austin (law firm) prior thereto

Gail D. Knudsen, 38; 245                Vice-President              Vice president and assistant controller of CMA
Summer Street, Boston, MA
02210(4)

William C. Loring, Jr., 50;             Vice-President              Vice president of Stein Roe since Nov. 1998; vice president
One Financial Center, Boston,                                       of CMA
MA 02111

Pamela A. McGrath, 47:               Senior Vice                   Treasurer and Senior Vice President of the Stein Roe Funds
One Financial Center                                               since May 2000; Treasurer and Chief Financial Officer of
Boston, MA 02111 (4)                                                the Liberty Funds; Treasurer of Liberty All-Star Funds since
                                                                    April  2000;
                                                                    Treasurer,
                                                                    Chief
                                                                    Financial
                                                                    Officer   of
                                                                    the  Liberty
                                                                    Funds  Group
                                                                    since
                                                                    December
                                                                    1999     and
                                                                    Senior  Vice
                                                                    President
                                                                    since  April
                                                                    2000;  Chief
                                                                    Financial
                                                                    Officer,
                                                                    Treasurer
                                                                    and   Senior
                                                                    Vice
                                                                    President of
                                                                    Colonial
                                                                    Management
                                                                    Associates
                                                                    since
                                                                    December
                                                                    1999; Senior
                                                                    Vice
                                                                    President
                                                                    and Director
                                                                    of  Offshore
                                                                    Accounting
                                                                    for   Putnam
                                                                    Investments,
                                                                    Inc.,   from
                                                                    May  1998 to
                                                                    October
                                                                    1999;
                                                                    Managing
                                                                    Director  of
                                                                    Scudder
                                                                    Kemper
                                                                    Investments
                                                                    from
                                                                    October,
                                                                    1984      to
                                                                    December
                                                                    1997.

Mary D. McKenzie, 46; One               Vice-President              President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111(4)

Charles R. Nelson, 58;                  Trustee                     Director/Trustee since 1981. Van Voorhis Professor,
Department of Economics                                             Department of Economics, University of Washington and consultant
University of Washington                                            on economic and statistical matters.
Seattle, WA 98195 (3)(4)


Maureen G. Newman, 41;                  Vice-President              Vice President of Stein Roe since Nov. 1998; portfolio
One Financial Center, Boston,                                       manager and vice president of CMA since May 1996; portfolio
MA 02111(4)                                                         manager and bond analyst at Fidelity Investments prior thereto

Nicholas Norton, 41; 12100              Vice-President              Senior vice president of Liberty Funds Services, Inc. since
East Iliff Avenue, Aurora, CO                                       Aug. 1999; vice president of Scudder Kemper, Inc. from May
80014(4)                                                            1994 to Aug. 1999

Joseph R. Palombo, 47; One              Trustee; Chairman of
Financial Center, Boston, MA            the Board                   Trustee and Chairman of the Board since October 2000;
                                                                    Director of Stein Roe since September, 2000; Executive Vice
MA 02111 (4)                                                        President of the Stein Roe Funds since May 2000; Vice President of the Colonial Funds since April 1999; Executive Vice President and Director of  Colonial Management Associates since  April
                                                                    1999; Executive  Vice President and Chief Administrative
                                                                    Officer   of the  Liberty Funds Group since  April 1999;  Chief
                                                                    Operating Officer, Putnam Mutual Funds from 1994 to 1998.

Thomas C. Theobald, 63;                 Trustee                     Managing director, William Blair Capital Partners (private
Suite 1300, 222 West Adams                                          equity fund)
Street, Chicago, IL 60606
(3)(4)

Veronica M. Wallace, 54;                Vice-President              Vice president of Stein Roe since March 1998; portfolio
One South Wacker Drive,                                             manager for Stein Roe since Sept. 1995; trader in taxable
Chicago, IL  60606(4)                                               short-term instruments for Stein Roe prior thereto

----------------

(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person also holds the corresponding officer or trustee position with SR&F Base Trust.

      Certain of the trustees and officers of the Fund and the Portfolio are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Funds' distributor.


      Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. For fiscal year ended June 30, 2000 and calendar year ended December 31, , the Trustees received the following compensation for serving as Trustees:



                                                                                                                        Total
                              Aggregate            Aggregate                                                          Compensation
                            Compensation         Compensation            Aggregate               Aggregate           From the Fund
                           From Municipal            From               Compensation           Compensation         Complex Paid to
                            Money Market         Intermediate           From Managed          From High Yield       the Trustees for
                            Fund for the        Municipals Fund        Municipals Fund        Municipals Fund         the Calendar
                             Fiscal Year         for the Fiscal        for the Fiscal          for the Fiscal          Year Ended
                            Ended June 30,        Year Ended             Year Ended             Year Ended            December 31,
Trustee                         2000             June 30, 2000          June 30, 2000         June 30, 2000              1999*
-------                     ---------------      -------------          -------------         -------------              -----
Lindsay Cook                      -0-                  -0-                   -0-                     -0-                   -0-
John A. Bacon Jr.               1,400                2,200                 3,100                   1,400                $103,450
William W. Boyd                 1,500                2,400                 3,200                   1,500                 109,950
Douglas A. Hacker               1,400                2,200                 3,100                   1,400                  93,950
Janet Langford Kelly            1,400                2,200                 3,100                   1,400                 103,450
Charles R. Nelson               1,500                2,300                 3,200                   1,500                 108,050
Thomas C. Theobald              1,400                2,200                 3,100                   1,400                 103,450



      * At June 30, 2000, the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Income Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                              FINANCIAL STATEMENTS


      Please refer to the June 30, 2000 Financial Statements (statements of assets and liabilities and schedules of investments as of June 30, 2000 and the statements of operations, changes in net assets, and notes thereto) and the report of independent auditors contained in the June 30, 2000 Annual Report of the Funds. The Financial Statements and the report of independent auditors (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


      As of September 30, 2000, the Trustees and Officers of the Trust owned as a group less than 1% of the then outstanding shares of each Fund.



      As of September 30, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of any Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:



                                                                                           APPROXIMATE % OF
      NAME AND ADDRESS                                        FUND                     OUTSTANDING SHARES HELD
      ----------------                                        ----                     -----------------------
Charles Schwab & Co., Inc.                          High Yield Muncipals Fund                   14.82
FBO American Express Conversion
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA  94104

The following table shows shares of the Funds as of September 30, 2000, held by the categories of persons indicated and in each case the approximate percentage of outstanding shares represented:



                                                Clients of Stein Roe in
                                                 their Client Accounts*
                                                 ----------------------
                                                Shares Held       Percent
                                                -----------       -------
      Municipal Money Fund                      35,184,530         33.0
      Intermediate Municipals Fund               4,393,677           36%
      Managed Municipals Fund                   10,766,207           21
      High-Yield Municipals Fund                 5,027,473           23


      *Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.




                     INVESTMENT ADVISORY AND OTHER SERVICES

      Stein Roe & Farnham Incorporated serves as investment adviser to Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Portfolio, and Municipal Money Portfolio. Stein Roe also provides administrative services to each Fund and Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen
E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111

      Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


      In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from Intermediate Municipals Fund, Managed Municipals Fund, and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets, gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe (dollars in thousands):



                                                                                YEAR          YEAR           YEAR
                                              CURRENT RATES (AS % OF            ENDED         ENDED          ENDED
FUND/PORTFOLIO                TYPE              AVERAGE NET ASSETS)            6/30/00       6/30/99        6/30/98
Municipal Money           Administrative      .250% up to $500 million,
Market Fund                   fee             .200% next $500 million,
                                              .150% thereafter                   $289          $301          $308
                          Reimbursement       Expenses exceeding .70%             111           108           195
Municipal Money           Management fee      .250%                               316           339           359
Market Portfolio
Intermediate              Management fee      .450% up to $100 million,
Municipals Fund                               .425% next $100 million,
                                              .400% thereafter                    644           850           872
                          Administrative      .150% up to $100 million,
                               fee            .125% next $100 million,
                                              .100% thereafter                    208           267           274
                          Reimbursement       Expenses exceeding .70%             168           179           226
Managed Municipals        Management fee      .450% up to $100 million,
Fund                                          .425% next $100 million,
                                              .400% next $800 million,
                                              .375% thereafter                  1,923         2,372         2,438

                           Administrative     .150% up to $100 million,
                                fee           .125% next $100 million,
                                              .100% next $800 million,
                                              .075% thereafter                    563           649           666
High-Yield                 Management fee      --                                 ---           ---           804
Municipals Fund            Administrative     .150% up to $100 million,
                                fee           .125% next $100 million,
                                              .100% thereafter                    317           424           402

High-Yield Municipals      Management fee     .450% up to $100 million,
    Portfolio                                 .425% next $100 million,
                                              .400% thereafter                  1,163         1,399           580


      Stein Roe provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

      The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which the shares of such Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, from time to time, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursements will enhance the yield of such Fund.

      Each management agreement provides that neither Stein Roe nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund (or Portfolio) for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on Stein Roe's part in the performance of its duties or from reckless disregard by Stein Roe of its obligations and duties under that agreement.

      Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such a manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT


      Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For these services, Stein Roe receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million (dollars in thousands). During the fiscal years ended June 30, 1998, 1999 and 2000, Stein Roe received aggregate fees of $126, $126, $126 for each year from the Trust for services performed under this agreement.

                                   DISTRIBUTOR

      Shares of the Funds are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (1) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (2) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

      As agent, the Distributor offers shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                                 TRANSFER AGENT

      SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives payments from Municipal Money Fund of 0.150% of average daily net assets and payments from Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Fund of 0.140% of average daily net assets. The Board of Trustees believes the charges by SSI are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to each Portfolio.

                                    CUSTODIAN

      State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Trusts have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                              INDEPENDENT AUDITORS

      The independent auditors for the Funds and Portfolios are Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trusts.

                             PORTFOLIO TRANSACTIONS

      For the purposes of discussion under Portfolio Transactions, the term "Fund" refers to Municipal Money Fund, Municipal Money Portfolio, Intermediate Municipals Fund, Managed Municipals Fund, High-Yield Municipals Fund, and High-Yield Municipals Portfolio.

      Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Portfolio securities are purchased both in underwritings and in the over-the-counter market. The Funds paid no commissions on futures transactions or any other transactions during the past three fiscal years. Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid by a Fund, but do reflect the spread between the bid and asked prices. Stein Roe may also transact purchases of portfolio securities directly with the issuers.

      Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

      Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

      Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

      It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

      Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock
Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

      Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

      CONSISTENT WITH THE RULES OF FAIR PRACTICE OF NATIONAL SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTING AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUNDS MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

      Stein Roe engages in the  long-standing  practice in the money  management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the brokers-dealer.

      The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

      Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

      Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

      Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

      Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

      Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services -- comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

- Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

- Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

- Fundamental Industry Analysis -- industry-specific fundamental investment research.

- Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

-  Other Specialized Tools -- other  specialized  products,  such as specialized
   economic   consulting   analyses  and   attendance  at  investment   oriented
   conferences.

      Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

      Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

      The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

      In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

      Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

      In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

      The Board of Trustees of each Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Funds for purchases of Municipal Securities in underwritten offerings. Each Fund attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. Each Board periodically reviews efforts to recapture concessions and whether it is in the best interests of the Funds to continue to attempt to recapture underwriting discounts or selling concessions.


For the fiscal year ending June 30, 2000, the High Yield Municipals Portfolio paid $3,460 in commissions on futures transactions.



                      ADDITIONAL INCOME TAX CONSIDERATIONS

      Each Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders. Throughout this section, the term "Fund" also refers to a Portfolio.

      Each Fund intends to distribute substantially all of its income, tax-exempt and taxable, including any net realized capital gains, and thereby be relieved of any federal income tax liability to the extent of such distributions. Each Fund intends to retain for its shareholders the tax-exempt status with respect to tax-exempt income received by the Fund. The distributions will be designated as "exempt-interest dividends," taxable ordinary income, and capital gains. The Funds may also invest in Municipal Securities the interest on which is subject to the federal alternative minimum tax. The source of exempt-interest dividends on a state-by-state basis and the federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt, taxable income, and alternative minimum taxable income in approximately the same proportions as that Fund's total income during the year. Accordingly, income derived from each of these sources by a Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually. The proportion of such dividends that constitutes taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held. Each Fund may, under certain circumstances, temporarily invest its assets so that less than 80% of gross income during such temporary period will be exempt from federal income taxes. (See Investment Policies.)

      Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

      Because the taxable portion of each Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as "exempt-interest dividends," will qualify under the Internal Revenue Code for the dividends received deduction available to corporations.

      Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund is not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

      If you redeem at a loss shares of a Fund held for six months or less, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any long-term capital gain distribution with respect to those shares.

      Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisors before purchasing shares. Such persons may find investment in the Funds unsuitable for tax reasons. Corporate investors may also wish to consult their own tax advisors before purchasing shares. In addition, certain property and casualty insurance companies, financial institutions, and United States branches of foreign corporations may be adversely affected by the tax treatment of the interest on Municipal Securities.

                             INVESTMENT PERFORMANCE

MUNICIPAL MONEY FUND


            Municipal Money Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00. A "Tax-Equivalent Yield" is computed by dividing the portion of the "Yield" that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details.


      The Yields are then computed as follows:

                     Net Change in Account Value         365
                  ----------------------------------    -----
Current Yield  =       Beginning Account Value        x   7

                  [1 + Net Change in Account Value](365/7)
                  ----------------------------------------
Effective      =       Beginning Account Value              -  1
Yield


      For example, the Yields of Municipal Money Fund* for the seven-day period ended June 30, 2000, were:



                        $0.000525479          365
                    ---------------------    -----
Current Yield   =          $1.00           x   7   =  3.92%

                    [1+$0.000525479](365/7)
                    -----------------------
Effective Yield =          $1.00             -   1   =  4.00%

          Tax-Equivalent Yield = 6.494.53% (assuming 39.6% tax rate)



      The average dollar-weighted portfolio maturity for the seven days ended June 30, 2000, was 40 days.


      In addition to fluctuations reflecting changes in net income of the Fund, resulting from changes in its proportionate share of Municipal Money Portfolio's investment income and expenses, the Fund's yield also would be affected if the Fund or Municipal Money Portfolio were to restrict or supplement their respective dividends in order to maintain a net asset value at $1.00 per share. Asset changes resulting from net purchases or net redemptions may affect yield. Accordingly, the Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The Fund's yield is not assured and its principal is not insured; however, the Fund will attempt to maintain its net asset value per share at $1.00.

      Comparison of the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should be made with consideration of differences between the Fund and the alternative investments, differences in the periods and methods used in the calculation of the yields being compared, and the impact of income taxes on alternative investments.

INTERMEDIATE MUNICIPALS FUND, MANAGED MUNICIPALS FUND, AND HIGH-YIELD MUNICIPALS FUND

      Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Fund may quote yield figures from time to time. The "Yield" of a Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A "Tax-Equivalent Yield" is computed by dividing the portion of the Yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Yield that is not tax-exempt.

      The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)(6) - 1].

Where:   a  =  Dividends and interest earned during the period.
               (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

         b  =  Expenses accrued for the period (net of reimbursements).

         c = The average daily number of shares outstanding during the period that were entitled to receive dividends.

         d  =  The ending net asset value of the Fund for the period.


      For example, the Yields of the Funds for the 30-day period ended June 30, 2000, were:



Intermediate Municipals Fund              Managed Municipals Fund
----------------------------              -----------------------
        Yield = 4.65% Yield = 5.14%  Tax-Equivalent Yield = 7.70% Tax-Equivalent
Yield = 8.51% (assuming 39.6% tax rate) (assuming 39.6% tax rate)


                           High-Yield Municipals Fund
                           --------------------------
                           Yield = 5.38%
                           Tax-Equivalent Yield = 8.91%
                           (assuming 39.6% tax rate)


ALL FUNDS


      Each Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested.

A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value. A Fund may also quote tax-equivalent total return figures or other tax-equivalent measures of performance.


      Average Annual Total Return is computed as follows: ERV = P(1+T)(n)

Where:   P     =  a hypothetical initial payment of $1,000.
         T     =  average annual total return.
         n     =  number of years.
         ERV      = ending  redeemable  value of a  hypothetical  $1,000 payment made at the  beginning  of the period at the end of the period
                  (or fractional portion).

      For example, for a $1,000 investment in a Fund, the "Ending Redeemable Value," the "Total Return Percentage," and the "Average Annual Total Return" at June 30, 2000, were:



                                                            AVERAGE
                             ENDING                         ANNUAL
                           REDEEMABLE     TOTAL RETURN       TOTAL
                            VALUE($)     PERCENTAGE (%)    RETURN (%)
Municipal Money Fund*
   1 year                       1,032         3.20%            3.20
   5 years                      1,162        16.23             3.05
   10 years                     1,344        34.41             3.00

Intermediate Municipals
Fund*
   1 year                       1,031         3.10             3.10
   5 years                      1,270        26.97             4.89
   10 years                     1,812        81.19             6.12

Managed Municipals Fund
   1 year                       1,019         1.86             1.86
   5 years                      1,294        29.44             5.30
   10 years                     1,867        86.74             6.44

High-Yield Municipals Fund
   1 year                         998        (0.16)           (0.16)
   5 years                      1,298        29.83             5.36
   10 years                     1,820        81.99             6.17



        *Performance  results reflect any waiver or reimbursement by the Advisor
        of   expenses.   Absent  this  waiver  or   reimbursement   arrangement,
        performance results would have been lower. See Prospectus for details.


      Investment performance figures assume reinvestment of all dividends and distributions, and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

      A Fund may note its mention in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports

Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

      In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.

      All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

MUNICIPAL MONEY FUND

      Municipal Money Fund may compare its yield to the average yield of the following: Donoghue's Money Fund Averages(TM) -- Stockbroker and General Purpose categories; and the Lipper All Short-Term Tax-Free Categories(TM).

      Municipal Money Fund may also compare its tax-equivalent yield to the average rate for the taxable fund category for the aforementioned services. Should these services reclassify the Fund into a different category or develop (and place the Fund into) a new category, the Fund may compare its performance, rank, or yield with those of other funds in the newly-assigned category as published by the service.

      Investors may desire to compare Municipal Money Fund's performance and features to that of various bank products. The Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts, and certificates of deposit. The rates published weekly by the

BANK RATE MONITOR(C), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(C) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited checking, while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Bank account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual funds with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value (normally, $1.00 per share) after a request is received, without charge.

INTERMEDIATE MUNICIPALS FUND, MANAGED MUNICIPALS FUND, AND HIGH-YIELD MUNICIPALS FUND

      Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Fund may compare performance to the benchmarks indicated below:

                 BENCHMARK                                   FUND(S)
                 ---------                                   -------
Lehman Brothers Municipal Bond Index                 High-Yield Municipals
                                                     Fund, Managed Municipals
                                                     Fund

Lehman Brothers 10-Year Municipal Bond Index         Intermediate Municipals
                                                     Fund

Lehman Brothers 7-Year Municipal Bond Index          Intermediate Municipals
                                                     Fund

Lipper Intermediate (5-10 year) Municipal Bond       Intermediate Municipals
   Funds Average                                     Fund

Lipper General Municipal Bond Funds Average          Managed Municipals Fund

Lipper High-Yield Municipal Bond Funds Average       High-Yield Municipals
                                                     Fund

Lipper Municipal Bond Fund Average                   Intermediate Municipals
                                                     Fund, Managed Municipals
                                                     Fund, High-Yield
                                                     Municipals Fund

Morningstar Municipal Bond (General) Funds Average   Managed Municipals Fund,
                                                     Intermediate Municipals
                                                     Fund

Morningstar Municipal Bond (High-Yield) Funds        High-Yield Municipals
   Average                                           Fund

Morningstar Long-Term Tax-Exempt Fund Average        High-Yield Municipals
                                                     Fund, Intermediate
                                                     Municipals Fund, Managed
                                                     Municipals Fund

      The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by those services or category averages and rankings provided by another independent service. Should these services reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or rank with those of other funds in the newly-assigned category (or the average of such category) as published by the service.

      In advertising and sales literature, a Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

      Investors may desire to compare a Fund's performance to that of various bank products. A Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution certificates of deposit. The rates published weekly by the BANK RATE MONITOR(C), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(C) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Bank account minimums range upward from $2,500 in each institution and compounding methods vary. Rates are subject to change at any time specified by the institution. A Fund's net asset value and investment return will vary. Bank account deposits may be insured; Fund accounts are not insured. Bank certificates of deposit may offer fixed or variable rates for a set term. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value after a request is received, without charge.

      Intermediate Municipals Fund, Managed Municipals Fund, and High-Yield Municipals Fund may also compare their respective tax-equivalent yields to the average rate for the taxable fund category of the aforementioned services.

      Of course, past performance is not indicative of future results.

                               ----------------

      To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                        Common stocks
                        Small company stock
                        Long-term corporate bonds
                        Long-term government bonds
                       Intermediate-term government bonds
                        U.S. Treasury bills
                        Consumer Price Index

      A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax-exempt investing on a hypothetical investment. Tax-exempt income, however, may be subject to state and local taxes and the federal alternative minimum tax. Marginal tax brackets are based on 1993 federal tax rates and are subject to change. "Joint Return" is based on two exemptions and "Single return" is based on one exemption. The results would differ for different numbers of exemptions.

                              TAX-EQUIVALENT YIELDS

                                                    A taxable investment must
                                                     yield the following to
     Taxable Income (thousands)        Marginal   equal a tax-exempt yield of:
------------------------------------     Tax     ------------------------------
   Joint Return       Single Return    Bracket    4%    5%    6%     7%    8%
------------------------------------   -------   ------------------------------
  $0.0   -  36.9       $0.0  -  22.1    15%      4.71  5.88  7.06   8.24   9.41

 $36.9   -  89.2      $22.1  -  53.5    28%      5.56  6.94  8.33   9.72  11.11

 $89.2   - 140.0      $53.5  - 115.0    31%      5.80  7.25  8.70  10.14  11.59

$140.0   - 250.0     $115.0  - 250.0    36%      6.25  7.81  9.38  10.94  12.50

$250.0+              $250.0+            39.6%    6.62  8.28  9.93  11.59  13.25

      Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

      From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) and asset allocation and other investment strategies.

      ADDITIONAL INFORMATION ON NET ASSET VALUE -- MUNICIPAL MONEY FUND

      For purposes of discussion in this section, the term "Fund" refers to Municipal Money Fund and to Municipal Money Portfolio.

      Please refer to Net Asset Value in the Prospectus, which is incorporated herein by reference. The Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the Board of Trustees.

      In connection with the Fund's use of amortized cost and the maintenance of per share net asset value of $1.00, the Trust has agreed, with respect to the
Fund: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months (for this purpose the Fund considers that an instrument has a maturity of thirteen months or less if it is a "short-term" obligation as defined in the Glossary); and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.

      The Fund has also agreed to establish procedures reasonably designed to stabilize its price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from Stein Roe's matrix, or values obtained from an independent pricing service. Any such service might value the Fund's investments based on methods which include consideration of: yields or prices of Municipal Securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

      In connection with the use of the amortized cost method of portfolio valuation to maintain net asset value at $1.00 per share, the Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Board might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Board might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

             MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

      Each of Municipal Money Fund and High-Yield Municipals Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

      Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

      Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

      The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

      The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

      The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

      In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

      Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

      Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

      Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                    GLOSSARY

IN-THE-MONEY. A call option on a futures contract is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option on a futures contract is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

ISSUER. For purposes of diversification under the Investment Company Act of 1940, identification of the issuer (or issuers) of a Municipal Security depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, if the obligation is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. In addition, if the bond is backed by the full faith and credit of the U.S. Government, agencies or instrumentalities of the U.S. Government or U.S. Government Securities, the U.S. Government or the appropriate agency or instrumentality would be deemed to be the sole issuer, and would not be subject to the 5% limitation applicable to investments in a single issuer as described in restriction number (i) under Investment Restrictions in this

SAI. If, in any case, the creating municipal government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee (or letter of credit) would be considered a separate security issued by such government or entity and would be separately valued and included in the issuer limitation. In the case of Municipal Money Fund, Municipal Money Portfolio and Intermediate Municipals Fund, guarantees and letters of credit described in this paragraph from banks whose credit is acceptable to these Funds are not restricted in amount by the restriction against investing more than 25% of their total assets in securities of non-governmental issuers whose principal business activities are in the same industry.

MAJORITY OF THE OUTSTANDING VOTING SECURITIES. As used in this SAI, this term means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

MUNICIPAL SECURITIES. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular federal income tax.

      The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments.


      Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts, and participation certificates. Municipal notes include tax, revenue, and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchases contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit, and taxing power of the issuer and may involve "non-appropriation" clauses which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. Each Fund may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the Municipal Securities described in this paragraph.


      Some Municipal Securities are backed by (i) the full faith and credit of the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) U.S. Government Securities.

REPURCHASE AGREEMENT. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price.

SHORT-TERM. This term, as used with respect to Municipal Money Fund and Municipal Money Portfolio, refers to an obligation of one of the following types, measured from the date of an investment by the Fund in the obligation (regardless of the duration of the obligation from the date of original issuance):

1. An obligation of the issuer to pay the entire principal and accrued interest in no more than thirteen months;

2. An obligation (regardless of the duration before its maturity) issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, bearing a variable rate of interest providing for automatic establishment, no less frequently than annually, of a new rate or successive new rates of interest by a formula, that can reasonably be expected to have a market value approximating its principal amount (a) whenever a new interest rate is established, in the case of an obligation having a variable rate of interest, or (b) at any time, in the case of an obligation having a "floating rate of interest" that changes concurrently with any change in an identified market interest rate to which it is pegged;

3.  Any other obligation  (regardless of the duration before its maturity) that:
    (a) has a demand feature entitling the holder to receive from an issuer the entire principal [or, under the circumstances described under Investment Policies -- Municipal Money Fund above, the issuer of a guarantee or a letter of credit with respect to a participation interest in the obligation (acquired from such issuer)], (i) at any time upon no more than thirty days' notice or (ii) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice; (b)(i) has a variable rate of interest that changes on set dates or (ii) has a floating rate of interest (as defined in 2 above); and (c) can reasonably be expected to have a market value approximating its principal amount (i) whenever a new rate of interest is established, in the case of an obligation having a variable rate of interest, or (ii) at any time, in the case of an obligation having a floating rate of interest; provided that, with respect to each such obligation that is not rated eligible quality by Moody's or S&P, the Board of Trustees has determined that the obligation is of eligible quality; or

4. A repurchase agreement that is to be fully performed (or that the Fund may require be performed) in not more than thirteen months (regardless of the maturity of the obligation to which the repurchase agreement relates).

VARIABLE RATE DEMAND SECURITY. This type of security is a Variable Rate Security (as defined in the Prospectus under Municipal Securities) which has a demand feature entitling the purchaser to resell the security to the issuer of the demand feature at an amount approximately equal to amortized cost or the principal amount thereof, which may be more or less than the price the Fund paid for it. The interest rate on a Variable Rate Demand Security also varies either according to some objective standard, such as an index of short-term tax-exempt rates, or according to rates set by or on behalf of the issuer.

                               APPENDIX -- RATINGS

RATINGS IN GENERAL. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of Municipal Securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. Stein Roe, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch IBCA.

RATINGS BY MOODY'S

Municipal Bonds: Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa through B classifications of its municipal bond rating system and in the Aa through Caa classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes: MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities: Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper: Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                             Prime-1 Highest Quality
                             Prime-2 Higher Quality
                              Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds: The description of the applicable rating symbols and their meanings is identical to that of its Municipal Bond ratings as set forth above.

RATINGS BY S&P:

Municipal Bonds: AAA. Bonds rated AAA have the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher-rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating also is issued upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus ( - ) sign to show relative standing within the major ratings categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities: S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper: A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds: The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

RATINGS BY FITCH IBCA

Investment Grade Bond Ratings

Fitch IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch IBCA's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch IBCA ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch IBCA ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch IBCA believes to be reliable. Fitch IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA. Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bond and preferred rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A. Bonds and preferred stock considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB. Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B. Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC. Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC. Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C.  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D. Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-). Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR.  Indicates that Fitch IBCA does not rate the specific issue.

Conditional. A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended. A rating is suspended when Fitch IBCA deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn. A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch IBCA's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

Ratings Outlook. An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Short-Term Ratings

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D.  Default.  Issues assigned this rating are in actual or imminent payment default.
                             --------------------

LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A

PROSPECTUS, NOVEMBER 1, 2000


Advised by Stein Roe & Farnham Incorporated

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee

TABLE OF CONTENTS

THE FUND                                   2
--------------------------------------------

Investment Goals.......................    2

Principal Investment Strategies........    2

Principal Investment Risks.............    3

Performance History....................    5

Your Expenses..........................    6

YOUR ACCOUNT                               7
--------------------------------------------
How to Buy Shares......................    7

Sales Charges..........................    8

How to Exchange Shares.................    9

How to Sell Shares.....................    9

Fund Policy on Trading of Fund Shares..   11

Distribution and Service Fees..........   11

Other Information About Your Account...   12


MANAGING THE FUND                         15
--------------------------------------------
Investment Advisor.....................   15

Portfolio Manager......................   15

OTHER INVESTMENT
STRATEGIES AND RISKS                      16
--------------------------------------------

FINANCIAL HIGHLIGHTS                      19
--------------------------------------------

THE FUND

INVESTMENT GOALS

The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. It is a fundamental policy that the Portfolio's assets will be invested so that at least 80% of the Portfolio's gross income will be exempt from federal income tax. The Portfolio may invest up to 20% of its total assets in high-quality taxable money market instruments. The portfolio manager may purchase bonds of any maturity.

In selecting municipal securities for the Portfolio, the portfolio manager invests at least 65% of its total assets in medium- or lower-rated tax-exempt securities. These securities are at the time of purchase:

         -        rated A or below by Standard & Poor's Corporation,

         -        rated A or below by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency, or,

         - unrated securities that Stein Roe believes to be of comparable quality.

Lower rated securities are sometimes referred to as "junk bonds."

The Portfolio may invest any or all of its assets in high-quality tax-exempt securities under the following conditions:

         - the portfolio manager believes that the difference in returns between higher-quality and lower-quality securities are narrow, or

         - the portfolio manager expects increased volatility in interest rates.

Investment in higher-quality securities may reduce the Fund's current income.

The Fund seeks to achieve capital appreciation through the Portfolio purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

The Portfolio may also invest 25% or more of its assets in industrial development bonds or participation interests in those bonds.

The Portfolio is permitted to invest all of its assets in bonds subject to the alternative minimum tax.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Portfolio may invest in debt securities issued by private entities, including, but not limited to, corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher the added risk that the issuer of the security may default and not make payment of interest or principal.



An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if the Portfolio has to reinvest the unanticipated proceeds at a lower interest rate.

THE FUND

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risk of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security. The advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.


Because the Portfolio may invest more than 25% of its total assets in industrial development bonds or participation interests therein, the Portfolio may be more adversely affected than competing funds by an economic, business or political development or change.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDER YEAR TOTAL RETURNS (CLASS S)(1)

1990                      7.63%
1991                      9.84%
1992                      5.35%
1993                     10.64%
1994                     -4.03%
1995                     17.72%
1996                      4.48%
1997                      9.53%
1998                      5.28%
1999                     -2.14%



The Fund's year-to-date total return through September 30, 2000 was +4.63%.


For period shown in bar chart:

Best quarter: 1st quarter 1995, +7.00%
Worst quarter: 1st quarter 1994, -5.11%


                          1 YEAR         5 YEARS       10 YEARS
Class S (%)               -2.14           6.78          6.26
--------------------------------------------------------------------------------
Lehman Index (%)          -2.07           6.91          6.89







(1) Class A shares are a newer class of shares. Its performance information includes the returns of the Fund's Class S shares (the oldest existing fund class) for periods prior to the inception of Class A shares. Class S share returns are not restated to reflect any differences in expenses (such as sales charges) between Class S shares and Class A shares. Class S shares were initially offered on March 5, 1984 and Class A shares were initially offered on August 1, 2000.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(2) (Paid Directly From Your Investment)

                                                     CLASS A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75
----------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(3)
----------------------------------------------------------------
Redemption fee (%) (as a percentage of                 (4)
amount redeemed, if applicable)

Annual Fund Operating Expenses (Deducted Directly Frome Fund Assets)

                                                     CLASS A

Management fee  (%)(5)                                0.56
----------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.35(6)
----------------------------------------------------------------
Other expenses (%)                                    0.22(7)
----------------------------------------------------------------
Total annual fund operating expenses (%)              1.13

Example Expenses (your actual costs may be higher or lower)


 CLASS                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                 $ 585      $ 817       $1,068      $1,784


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The Portfolio pays a management fee of 0.43% and the Fund pays an administrative fee of 0.13%.



(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.03%. This arrangement may be terminated by the distributor at any time.


(7)      Other expenses are based on the Fund's Class S shares.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment.............   $1,000
Subsequent Investments.........      $50
Automatic Investment Plan*.....      $50
Retirement Plans*..............      $25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


Outlined below are the various options for buying share:

METHOD                                 INSTRUCTIONS
Through your                           Your financial advisor can help you establish your account and buy
financial advisor                      Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------
By check For new  accounts,  send a  completed  application  and check made (new account) payable to the Fund to the transfer agent, SteinRoe Services, Inc.,
                                       c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                                       02105-1722.
------------------------------------------------------------------------------------------------------------
By check                               For existing accounts, fill out and return the additional
(existing account)                     investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe Services, Inc.,
                                       c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                                       02105-1722.
------------------------------------------------------------------------------------------------------------
By                                     exchange  You or your  financial  advisor
                                       may acquire  shares by exchanging  shares
                                       you own in one  fund  for  shares  of the
                                       same  class of the Fund at no  additional
                                       cost.  There may be an additional  charge
                                       if  exchanging  from a money market fund.
                                       To    exchange   by    telephone,    call
                                       1-800-422-3737.
------------------------------------------------------------------------------------------------------------
By                                     wire You may  purchase  shares  by wiring
                                       money from your bank account to your fund
                                       account.  To  wire  funds  to  your  fund
                                       account,  call 1-800-422-3737 to obtain a
                                       control    number    and    the    wiring
                                       instructions.
------------------------------------------------------------------------------------------------------------
By electronic funds You may purchase shares by electronically transferring money from transfer your bank account to your fund account by calling 1-800-422-3737.
                                       Electronic funds transfers may take up to
                                       two  business   days  to  settle  and  be
                                       considered  in "good  form." You must set
                                       up this feature  prior to your  telephone
                                       request.   Be   sure  to   complete   the
                                       appropriate section of the application.
------------------------------------------------------------------------------------------------------------
Automatic                              You can make monthly or quarterly investments automatically from
investment plan                        your bank account to your fund account.  You can select a
                                       pre-authorized  amount  to  be  sent  via
                                       electronic  funds  transfer.  Be  sure to
                                       complete the  appropriate  section of the
                                       application for this feature.
------------------------------------------------------------------------------------------------------------
By dividend                            You may automatically invest dividends distributed by one fund into
diversification                        the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                                       1-800-345-6611.

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class a Sales Charges

                                                                               % OF
                                                                             OFFERING
                                              AS A % OF                        PRICE
                                             THE PUBLIC       AS A %        RETAINED BY
                                              OFFERING       OF YOUR         FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT     ADVISOR FIRM

Less than $50,000                               4.75           4.99            4.25
-----------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71            4.00
-----------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63            3.00
-----------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56            2.00
-----------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04            1.75
------------------------------------------------------------------------  ---------------
$1,000,000 or more                              0.00           0.00            0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchase Over $1 Million

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines

YOUR ACCOUNT


that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

Outlined below are the various options for selling shares:

METHOD                                          INSTRUCTIONS

Through your                                    You may call your financial advisor to place your sell order.
financial advisor                               To receive the current trading day's price, your financial advisor  firm must  receive your
                                                request  prior  to the  close of
                                                the  NYSE,   usually  4:00  p.m.
                                                Eastern time.
--------------------------------------------------------------------------------------------------------------
By                                              exchange  You or your  financial
                                                advisor   may  sell   shares  by
                                                exchanging  from the  Fund  into
                                                the same share  class of another
                                                fund at no  additional  cost. To
                                                exchange  by   telephone,   call
                                                1-800-422-3737.
--------------------------------------------------------------------------------------------------------------
By telephone                                    You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                                                calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                                                1-800-345-6611.
--------------------------------------------------------------------------------------------------------------
By mail                                         You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                                                In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                                                1-800-345-6611.

                                                Mail your letter of instruction to SteinRoe Services, Inc., c/o
                                                Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                                                02105-1722.
--------------------------------------------------------------------------------------------------------------
By                                              wire  You may  sell  shares  and
                                                request  that  the  proceeds  be
                                                wired to your bank. You must set
                                                up this  feature  prior  to your
                                                telephone  request.  Be  sure to
                                                complete the appropriate section
                                                of the account  application  for
                                                this feature.
--------------------------------------------------------------------------------------------------------------
By systematic                                   You may automatically sell a specified dollar amount or
withdrawal plan                                 percentage of your account on a monthly, quarterly or
                                                semi-annually basis and have the
                                                proceeds  sent  to you  if  your
                                                account   balance  is  at  least
                                                $5,000.   This  feature  is  not
                                                available   if  you  hold   your
                                                shares in certificate  form. All
                                                dividends   and  capital   gains
                                                distributions       must      be
                                                reinvested.  Be sure to complete
                                                the  appropriate  section of the
                                                account   application  for  this
                                                feature.ou   may   automatically
                                                sell a specified  dollar  amount
                                                or   percentage  on  a  monthly,
                                                quarterly or semi-annually basis
                                                if your  account  balance  is at
                                                least   $5,000   and   have  the
                                                proceeds   sent  to  you.   This
                                                feature is not  available if you
                                                hold your shares in  certificate
                                                form.  Be sure to  complete  the
                                                appropriate   section   of   the
                                                account   application  for  this
                                                feature.
--------------------------------------------------------------------------------------------------------------
By electronic                                   You may sell shares and request that the proceeds be
funds transfer                                  electronically transferred to your bank.  Proceeds may take up
                                                to  two  business   days  to  be
                                                received by your bank.  You must
                                                set up  this  feature  prior  to
                                                your   request.   Be   sure   to
                                                complete the appropriate section
                                                of the account  application  for
                                                this feature.

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase drive Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions


 Dividend Represents interest and dividends earned from securities held by the Portfolio, net of expenses incurred by the Portfolio.

--------------------------------------------------------------------------------
 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

 Receive dividends in cash (see options below) and reinvest capital gains

--------------------------------------------------------------------------------

 Receive all distributions in cash (with one of the following options):


 - send the check to your address of record

 - send the check to a third party address

 - transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.


For the 2000 fiscal year, aggregate fees paid to Stein Roe by the Fund and Portfolio amounted to 0.56% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
MAUREEN G. NEWMAN has been portfolio manager of the Portfolio since November, 1998, when she joined Stein Roe. In her role as portfolio manager, she is jointly employed as a senior vice president by both Colonial and Stein Roe. She has managed tax-exempt funds for Colonial since May, 1996. Prior to joining Colonial, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May, 1985 to May, 1996. Ms. Newman has a bachelor's degree in economics from Boston College and a master's degree from Babson College. She is a chartered financial analyst.

                      OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio may make and the risks associated with them. In seeking to achieve its investment goals, the Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Portfolio may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund and the Portfolio may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or the Portfolio.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Portfolio may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Portfolio's original investment.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that will vary inversely to changes in short-term market interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. Therefore, their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the price of the security.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund and Portfolio may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's normal investment activities. During such times, the Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares did not commence operations until August 1, 2000, information is shown for the Fund's Class S shares, the Fund's existing share class and reflects Class S share expenses. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND


                                                                     YEARS ENDED JUNE 30,
                                                 2000              1999            1998           1997         1996
                                               CLASS S           CLASS S         CLASS S        CLASS S        CLASS S
 Net asset value --
 Beginning of period ($)                         11.71            11.97           11.67           11.40           11.31
-------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                            0.65             0.63            0.65            0.72            0.67
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 (losses) on investments                         (0.68)           (0.25)           0.30            0.27            0.09
-------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                (0.03)            0.38            0.95            0.99            0.76
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS ($):
 Net investment income                           (0.64)           (0.64)          (0.65)          (0.72)          (0.67)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                               11.04            11.71           11.97           11.67           11.40
-------------------------------------------------------------------------------------------------------------------------
 Total return (%)                                (0.16)            3.18(b)         8.32            8.91            6.83
-------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA (%):
 Ratio of net expenses
 to average net assets                            0.78             0.77            0.75            0.77            0.85
-------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 to average net assets                            5.82             5.26            5.48            6.20            5.86
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)(c)                          14               19           8 (a)              11              34
-------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period(000) ($)         $253,787          297,874         341,780         306,070         282,956



(a)      Prior to commencement of operations of the Portfolio



(b) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.



(c) For fiscal years from 1996 to 1998, this represents the portfolio turnover prior to commencement of operations of the Portfolio. For the period from the commencement of operations, February 2, 1998 to June 30, 1998, the portfolio turnover for the Portfolio was 3% and the six months ended December 31, 1999. For fiscal year 1999 and 2000, this represents the portfolio turnover for the Portfolio.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367
- Stein Roe High Yield Municipals Fund



                                 [LIBERTY FUNDS LETTER HEAD]

                  LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
                SERIES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Liberty High Income Municipals Fund, Class A. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated November 1, 2000. This SAI should be read together with the Fund's Prospectus and most recent Annual Report dated June 30, 2000. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                                                      PAGE
           PART 1
           Definitions                                                                                  b
           Organization and History                                                                     b
           Investment Objective and Policies of the Fund                                                b
           Fundamental Investment Policies of the Fund                                                  c
           Other Investment Policies of the Fund                                                        c
           Fund Charges and Expenses                                                                    j
           Investment Performance                                                                       w
           Custodian                                                                                   aa
           Independent  Auditors                                                                       aa

           PART 2                                                                                     PAGE
           Miscellaneous Investment Practices                                                           1
           Taxes                                                                                       11
           Management of the Fund                                                                      13
           Determination of Net Asset Value                                                            19
           How to Buy Shares                                                                           20
           Special Purchase Programs/Investor Services                                                 21
           Programs for Reducing or Eliminating Sale Charges                                           22
           How to Sell Shares                                                                          24
           Distributions                                                                               26
           How to Exchange Shares                                                                      26
           Suspension of Redemptions                                                                   26
           Shareholder Liability                                                                       26
           Shareholder Meetings                                                                        27
           Performance Measures                                                                        27
           Master Fund/Feeder Fund: Structure and Risk
           Appendix I                                                                                  29
           Appendix II                                                                                 34


                                        a

                                     Part 1

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

DEFINITIONS
           "The Fund"                      Liberty High Income Municipals Fund, Class A
           "The Trust"                     Liberty-Stein Roe Funds Municipal Trust
           "Advisor"                       Stein Roe & Farnham, Inc., the Fund's investment advisor
           "LFD"                           Liberty Funds Distributor, Inc., the Fund's distributor
           "SSI"                           SteinRoe Services, Inc., the Fund's shareholder services and transfer agent.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

The Fund offers 2 classes of shares-Classes A and S. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and the Fund commenced offering Class A shares. The Fund did not have separate classes prior to that date. This SAI describes the Class A shares of the Fund. A separate SAI relates to Class S.

 The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

         Rather than invest in securities directly, the Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund invests all of its assets in a separate master fund, SR&F High Yield Municipals Portfolio that is a series of SR&F Base Trust. The master fund is referred to as the "Portfolio." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors in Part 2 of this SAI.

         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and Portfolio and provides investment management services to the Portfolio.


                                        b

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Derivatives
         Medium- and Lower Rated Debt Securities
         Short Sales
         Interfund Lending and Borrowing
         Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
         Repurchase Agreements
         Line of Credit
         Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
         Options on Securities
         Participation Interests
         Stand-by Commitments
         Zero Coupon Securities (Zeros)
         Tender Option Bonds
         Pay-In-Kind (PIK) Securities
         Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

         (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and the Portfolio provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount

                                        c
borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

         (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

         (ix) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (x) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (xi)  act  as  an  underwriter  of  securities,   except  that  it  may
participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

OTHER INVESTMENT POLICIES OF THE FUND

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund or Portfolio may not:

         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;

         (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

         (d) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (e) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days;

         (f) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (g) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

                                        d

         (h) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

                                        e

FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Portfolio pays the Advisor a monthly fee based on the Fund's combined average daily net assets, determined at the close of each business day during the month at the following annual rates: .450% up to $100 million, .425% next $100 million and .400% thereafter. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates:.150% up to $100 million, .125 next $100 million and .100% thereafter. The Fund pays the transfer agent 0.140% of average daily assets.

RECENT FEES PAID TO THE ADVISOR (dollars in thousands)


                                                        Years ended June 30,
                                                    2000       1999       1998
                                                  ------     ------     ------
Management Fees (the Portfolio)                   $1,163     $1,400     $  580

Administrative fees                                  317        423        402
Shareholder Services and Transfer
  Agency Fees                                        398        424        457


Pursuant to the Bookkeeping and Accounting Agreement with the Trust, during the fiscal years ended June 30, 1998, 1999 and 2000, the Trust paid aggregate fee (dollars in thousands) to the Advisor of $126 for each year.


For the fiscal year ending June 30, 2000, the High Yield Municipals Portfolio paid $3,460 in commissions on futures transactions.


TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended June 30, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees:



                                                                           Total Compensation From
                                                  Aggregate Compensation   the Fund Complex Paid to
                                                   From the Fund for the     the Trustees for the
   Trustee                                         Fiscal Year Ended          Calendar Year Ended
                                                      June 30, 2000            December 31, 1999*
                                                   ----------------------      ------------------
Lindsay Cook                                                   -0-                      -0-
John A. Bacon Jr.                                           1,400                 $103,450
William W. Boyd                                             1,500                  109,950
Douglas A. Hacker                                           1,400                   93,950
Janet Langford Kelly                                        1,400                  103,450
Charles R. Nelson                                           1,500                  108,050
Thomas C. Theobald                                          1,400                  103,450


* At June 30, 2000 the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                        f

OWNERSHIP OF THE FUND

At September 30, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on September 30, 2000, Colonial Management Associates, One Financial Center, Boston, MA 02111 owned 100% of the Fund's then outstanding Class A shares.

12b-1 PLAN

The Fund offers two classes of shares - Class A, and Class S. Class S shares are offered through a separate prospectus. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for the Fund pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A shares. The Fund also pays LFD monthly a distribution fee at an annual rate not to exceed 10%of the Fund's average daily net assets attributed to Class A shares. LFD has voluntarily agreed to waive a portion of the distribution fee so that it does not exceed 0.25% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC The CDSC is described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


INVESTMENT PERFORMANCE

The following 30-day yields for the month ended June 30, 2000 were:


     Yield                       Tax-Equivalent Yield
     -----                       --------------------
     5.38%                             8.91%
     -----                             -----

The Fund's average annual total returns at June 30, 2000 were:
                                       g

       1 year                  5 years                  10 years
       ------                  -------                  --------
       -.16%                    5.36%                    6.17%
       -----                    -----                    -----

Performance results are based on the Fund's Class S shares, the oldest existing Fund class.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101 is the custodian for the Trust and SR&F Base Trust. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT  AUDITORS

Ernst & Young LLP, located at 200 Clarendon Street, Boston MA 02116 are the independent auditors for the Fund and Portfolio. The auditors provide audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

                                        h

3

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Income Trust and Liberty-Stein Roe Funds Municipal Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund. Unless otherwise noted, the term "fund" refers to each Fund and each Portfolio.


Derivatives
Consistent with its objective, the fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

Interest Rate Swaps, Caps and Floors
The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest; e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan to a Borrower that has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Portfolio would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors, if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

In circumstances in which Stein Roe anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty that would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.

         The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Senior Loans depends on Stein Roe's ability to predict correctly the direction and extent of movements in interest rates. Although Stein Roe believes that use of the hedging and risk management techniques described above will benefit the Fund, if Stein Roe's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance could be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

         Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, Stein Roe and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis; i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain the full amount of its obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange
(NYSE) or other entities determined to be creditworthy by Stein Roe, pursuant to procedures adopted and reviewed on an ongoing basis by the Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms Stein Roe believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Short-Term Trading
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Medium- and Lower-Rated Debt Securities
Medium-rated debt securities are those rated A or below by Moodys and S&P. Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The Intermediate Bond Fund, Income Bond Fund and High Yield Bond Fund may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

         The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Portfolio expects to invest as much as 5% of its total assets in unsponsored ADRs.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Portfolio of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Synthetic Foreign Positions. The Funds may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

         The Funds may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the Custodian for the duration of the swap.

The Funds may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

Other Investment Companies
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Zero Coupon Securities (Zeros)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Interfund Borrowing and Lending
The fund may lend money to and borrow money from other mutual funds advised by the Advisor. The fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

Mortgage-Backed Securities
Mortgage-backed  securities,  including  "collateralized  mortgage  obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities
The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Line of Credit
The fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferrable to liquidation of portfolio securities.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Floating Rate Instruments
Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

Securities Issued at a Discount. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS The Advisor is the investment advisor to each of the funds. The Advisor is a wholly owned subsidiary of SteinRoe Services Inc.,("SSI"), the fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen
E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed below. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


Trustees and Officers (this section applies to all of the funds)



                                        POSITION(S) HELD                              PRINCIPAL OCCUPATION(S)
  NAME, AGE; ADDRESS                    WITH THE TRUST                               DURING PAST FIVE YEARS
William D. Andrews, 53;                 Executive                   Executive vice president of Stein Roe & Farnham Incorporated
One South Wacker Drive,                 Vice-President              ("Stein Roe")
Chicago, IL  60606(4)

John A. Bacon Jr., 73; 4N640            Trustee                     Private investor
Honey Hill Road, Box 296,
Wayne, IL 60184(3)(4)

Christine Balzano, 35; 245              Vice-President              Senior vice president of Liberty Funds Services, Inc.;
Summer Street, Boston, MA                                           formerly vice president and assistant vice president
02210

William W. Boyd, 73; 2900               Trustee                     Chairman and director of Sterling Plumbing (manufacturer of
Golf Road, Rolling Meadows,                                         plumbing products)
IL  60008(2)(3)(4)

Kevin M. Carome, 44; One                Executive                   Senior vice president, legal, Liberty Funds Group LLC (an
Financial Center, Boston, MA            Vice-President              affiliate of Stein Roe) since Jan. 1999; general counsel and
02111(4)                                                            secretary of Stein Roe since Jan. 1998; associate general
                                                                       counsel and vice president of Liberty Financial Companies,
                                                                    Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 33                   Vice President              Employee of Liberty Funds Services, Inc. and assistant vice
12100 East Iliffe Avenue                                            president of Stein Roe since November 1999; manager with
Aurora, CO 80014(4)                                                 Scudder Kemper Investments from October 1995 to November
                                                                    1999; assistant manager with Scudder Kemper prior thereto

Lindsay Cook, 48;                       Trustee                     Executive vice president of Liberty Financial Companies, Inc.
600 Atlantic Avenue, Boston,                                        since March 1997; senior vice president prior thereto
MA 02210(1)(2)(4)



Stephen E. Gibson, 48; One              President                   Director of Stein Roe since September 2000; President and
One Financial Center                                                Vice Chairman of Stein Roe since January 2000 (formerly
Boston, MA 02111 (4)                                                Assistant Chairman from August 1998 to January 2000); President of Stein Roe Funds  since November 1999;
                                                                    President of Liberty Funds since June   1998;
                                                                    Chairman  of the Board since   July
                                                                    1998,    CEO and President since December
                                                                    1996     and Director since July 1996 of Colonial
                                                                    Management Associates, Inc.(formerly
                                                                    executive vice president from    July
                                                                    1996 to  December 1996);  CEO,
                                                                    president and director  of   Liberty
                                                                    Funds  Group  since
                                                                    December
                                                                    1998(formerly
                                                                    Director,
                                                                    CEO      and
                                                                    President of
                                                                    the Colonial
                                                                    Group   from
                                                                    December
                                                                    1996      to
                                                                    December
                                                                    1998);
                                                                    managing
                                                                    director  of
                                                                    Marketing of
                                                                    Putnam
                                                                    Investments
                                                                    from    June
                                                                    1992 through
                                                                    July 1996

Douglas A. Hacker, 44; P.O.             Trustee                     Senior vice president and chief financial officer of UAL,
Box 66100, Chicago, IL 60666                                        Inc. (airline)
(3)(4)

Loren A. Hansen, 52; One                Executive                   Chief investment officer/equity of Colonial Management
South Wacker Drive, Chicago,            Vice-President              Associates, Inc. since 1997; executive vice president of
IL  60606(4)                                                        Stein Roe since Dec. 1995; vice president of The Northern
                                                                    Trust (bank) prior thereto

Brian M. Hartford, 41; One              Vice-President              Employee of Stein Roe since Nov. 1998; vice president of CMA
Financial Center, Boston, MA                                        since 1993
02111

Janet Langford Kelly, 42;               Trustee                     Executive vice president-corporate development, general
One Kellogg Square, Battle                                          counsel and secretary of Kellogg Company since Sept. 1999;
Creek, MI 49016(3)(4)                                               senior vice president, secretary and general counsel of Sara
                                                                    Lee Corporation (branded, packaged, consumer-products
                                                                    manufacturer) from 1995 to Aug. 1999; partner of Sidley &
                                                                    Austin (law firm) prior thereto

Gail D. Knudsen, 38; 245                Vice-President              Vice president and assistant controller of CMA
Summer Street, Boston, MA
02210(4)

William C. Loring, Jr., 50;             Vice-President              Vice president of Stein Roe since Nov. 1998; vice president
One Financial Center, Boston,                                       of CMA
MA 02111

Pamela A. McGrath, 47:               Senior Vice                   Treasurer and Senior Vice President of the Stein Roe Funds
One Financial Center                                               since May 2000; Treasurer and Chief Financial Officer of
Boston, MA 02111 (4)                                                the Liberty Funds; Treasurer of Liberty All-Star Funds since
                                                                    April  2000;
                                                                    Treasurer,
                                                                    Chief
                                                                    Financial
                                                                    Officer   of
                                                                    the  Liberty
                                                                    Funds  Group
                                                                    since
                                                                    December
                                                                    1999     and
                                                                    Senior  Vice
                                                                    President
                                                                    since  April
                                                                    2000;  Chief
                                                                    Financial
                                                                    Officer,
                                                                    Treasurer
                                                                    and   Senior
                                                                    Vice
                                                                    President of
                                                                    Colonial
                                                                    Management
                                                                    Associates
                                                                    since
                                                                    December
                                                                    1999; Senior
                                                                    Vice
                                                                    President
                                                                    and Director
                                                                    of  Offshore
                                                                    Accounting
                                                                    for   Putnam
                                                                    Investments,
                                                                    Inc.,   from
                                                                    May  1998 to
                                                                    October
                                                                    1999;
                                                                    Managing
                                                                    Director  of
                                                                    Scudder
                                                                    Kemper
                                                                    Investments
                                                                    from
                                                                    October,
                                                                    1984      to
                                                                    December
                                                                    1997.

Mary D. McKenzie, 46; One               Vice-President              President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111(4)

Charles R. Nelson, 58;                  Trustee                     Director/Trustee since 1981. Van Voorhis Professor,
Department of Economics                                             Department of Economics, University of Washington and consultant
University of Washington                                            on economic and statistical matters.
Seattle, WA 98195 (3)(4)


Maureen G. Newman, 41;                  Vice-President              Vice President of Stein Roe since Nov. 1998; portfolio
One Financial Center, Boston,                                       manager and vice president of CMA since May 1996; portfolio
MA 02111(4)                                                         manager and bond analyst at Fidelity Investments prior thereto

Nicholas Norton, 41; 12100              Vice-President              Senior vice president of Liberty Funds Services, Inc. since
East Iliff Avenue, Aurora, CO                                       Aug. 1999; vice president of Scudder Kemper, Inc. from May
80014(4)                                                            1994 to Aug. 1999

Joseph R. Palombo, 47; One              Trustee; Chairman of
Financial Center, Boston, MA            the Board                   Trustee and Chairman of the Board since October 2000;
                                                                    Director of Stein Roe since September, 2000;Executive Vice
MA 02111 (4)                                                        President of the Stein Roe Funds since May 2000; Vice President of the Colonial Funds since April 1999; Executive Vice President and Director of  Colonial Management Associates since  April
                                                                    1999; Executive  Vice President and Chief Administrative
                                                                    Officer   of the  Liberty Funds Group since  April 1999;  Chief
                                                                    Operating Officer, Putnam Mutual Funds from 1994 to 1998.

Thomas C. Theobald, 63;                 Trustee                     Managing director, William Blair Capital Partners (private
Suite 1300, 222 West Adams                                          equity fund)
Street, Chicago, IL 60606
(3)(4)

Veronica M. Wallace, 54;                Vice-President              Vice president of Stein Roe since March 1998; portfolio
One South Wacker Drive,                                             manager for Stein Roe since Sept. 1995; trader in taxable
Chicago, IL  60606(4)                                               short-term instruments for Stein Roe prior thereto








(1)      A Trustee who is an  "interested  person" (as defined in the Investment
         Company Act of 1940 ("1940 Act")) of the fund or the Advisor.
(2)      Member of the  Executive  Committee of the Board of Trustees,  which is authorized  to exercise all powers of the Board with certain  statutory exceptions.
(3)      Member of the Audit Committee of the Board, which makes recommendations to the Board  regarding  the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4)      This person holds the corresponding officer or trustee position with SR&F Base Trust.



The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement
Under a Management Agreement between the Advisor and SR&F Base Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

Administration Agreement

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

 (a)       providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

(c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each fund's other third-party service providers; and

(f) maintaining certain books and records of each fund.

(g) Monitoring the investments and operations of the SR&F Base Trust

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Accounting and Bookkeeping Agreement

The Advisor provides certain accounting and bookkeeping services to the fund pursuant to an Accounting and Bookkeeping Agreement. For these services, the Advisor receives an annual fee of $25,000 per fund, plus 0.25% of 1% of average net assets over $50 million.


Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

Principal Underwriter
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
SSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to SSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by SSI. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to SSI or by SSI to the fund. The agreement limits the liability of SSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify SSI against, among other things, loss or damage incurred by SSI on account of any claim, demand, action or suit made on or against SSI not resulting from SSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

SSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to SSI, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


Special Purchase Programs/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.            The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Stein Roe Employees or Financial Service Firms (in this section, the "Advisor" refers to Stein Roe in its capacity as the Advisor or Administrator to the funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder ----- on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
               CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

How to Exchange Shares
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Certain Funds are part of a Master Fund/Feeder Fund Structure which seeks to achieve their objectives by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

The  common   investment   objectives  of  the  Funds  and  the  Portfolios  are
nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                       39
                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         Duff & Phelps Credit Rating Co.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       44
                                   APPENDIX II

                                      1999

SOURCE                             CATEGORY                                        RETURN (%)
CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                             2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88






THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                -17.16
                           Germany (Sovereign)                                        -2.08                -16.42
                           Japan (Sovereign)                                          4.83                   15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell
Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency



STEIN ROE INTERMEDIATE MUNICIPALS FUND              PROSPECTUS, NOVEMBER 1, 2000

CLASS A, B AND C SHARES


Advised by Stein Roe & Farnham Incorporated

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

----------------------------------
 Not FDIC     May Lose Value
          ------------------------
 Insured      No Bank Guarantee
----------------------------------


TABLE OF CONTENTS


THE FUND                                      2
-----------------------------------------------
Investment Goal...............................2

Principal Investment Strategies...............2

Principal Investment Risks....................3

Performance History...........................5

Your Expenses.................................6

YOUR ACCOUNT                                  7
-----------------------------------------------
How to Buy Shares.............................7

Sales Charges.................................8

How to Exchange Shares........................9

How to Sell Shares............................9

Fund Policy on Trading of Fund Shares........11

Distribution and Service Fees................11

Other Information About Your Account.........12

MANAGING THE FUND                            15
-----------------------------------------------
Investment Advisor...........................15

Portfolio Manager............................15

OTHER INVESTMENT
STRATEGIES AND RISKS                         16
-----------------------------------------------
FINANCIAL HIGHLIGHTS                         19
-----------------------------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in "intermediate-term" tax-exempt bonds. "Intermediate term" means the bonds generally have a dollar-weighted-average maturity of three to 10 years. At least 75% of the Fund's total assets are invested in tax-exempt securities that are at the time of purchase:

         -        rated at least BBB by Standard & Poor's,

         -        rated at least Baa by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency,

         - unrated securities that Stein Roe believes to be of comparable quality, or backed by the full faith and credit or guarantee of the U.S. government.

The Fund may also invest up to 25% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

         -        below BBB by Standard & Poor's,

         -        below Baa by Moody's Investors Service, Inc., or

         - with a comparable rating by another nationally recognized rating agency.

It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities that produce income that is exempt from federal income tax.


The Fund is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

THE FUND


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in decreases in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal..

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that vary inversely to changes in short-term interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. The market values of the inverse floater are subject to greater risk of fluctuation than securities bearing a fixed rate of interest, which may lead to greater fluctuation in the price of the security. The advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

THE FUND


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to November 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Brothers 10-year Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


Calendar Year Total Returns (Class S)(1)
--------------------------------------------------------------------------------

                                  [BAR CHART]

Year
1990                 7.48%
1991                10.67%
1992                 7.63%
1993                11.06%
1994                -3.36%
1995                12.93%
1996                 4.16%
1997                 7.50%
1998                 5.45%
1999                -1.41%



The Fund's year-to-date total return through September 30, 2000 was +5.30%.


For period shown in bar chart:

Best quarter: 1st quarter 1995, +4.73%

Worst quarter: 1st quarter 1994, -4.24%


  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999(1)
--------------------------------------------------------------------------------


                                             1 YEAR      5 YEARS     10 YEARS
              Class S (%)                     -1.41       5.62         6.09
              ------------------------------------------------------------------
              Lehman Index (%)                -1.24       7.12         7.10




(1) Class A, B and C shares are a newer classes of shares. Its performance information includes the returns of the Fund's Class S shares (the oldest existing fund class) for periods prior to the inception of Class A, B and C shares. Class S share returns are not restated to reflect any differences in expenses (such as sales charges) between Class S shares and Class A, B and C shares.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions

-        Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


  SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                   CLASS A   CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             4.75       0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(3)    5.00      1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of               (4)       (4)       (4)
amount redeemed, if applicable)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                 CLASS A    CLASS B    CLASS C
Management fee  (%)                                0.58       0.58       0.58
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)          0.35(5)    1.00       1.00
--------------------------------------------------------------------------------
Other expenses (6) (%)                             0.23       0.23       0.23
--------------------------------------------------------------------------------
Total annual fund operating expenses  (%)          1.16       1.81       1.81
--------------------------------------------------------------------------------
     Expense reimbursement (7) (%)                (0.11)     (0.11)     (0.11)
--------------------------------------------------------------------------------
     Net expenses (%)                              1.05       1.70       1.70

  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                                  $588       $827      $1,085     $1,825
--------------------------------------------------------------------------------
Class B: did not sell your shares        $184       $569      $  980     $1,954
         sold all your shares at
         the end of the period           $684       $869      $1,180     $1,954
--------------------------------------------------------------------------------
Class C: did not sell your shares        $184       $569      $  980      2,127
         sold all your shares at
         the end of the period           $284       $569      $  980     $2,127

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.06%. This arrangement may be terminated by the distributor at any time.

(6)      Other expenses are based on the Fund's Class S shares.


(7) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.47% and total annual fund operating expenses for Class A, B and C shares would be 0.95%, 1.70% and 1.70%, respectively. A reimbursement lowers the expense ratio and increases overall return to investors.

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment................      $1,000
Subsequent Investments............      $   50
Automatic Investment Plan*........      $   50
Retirement Plans*.................      $   25

* The initial investment minimum of $1,000 is waived on this plan.


  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                  INSTRUCTIONS

Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf.  Your
                        financial advisor may charge you fees for executing the
                        purchase for you.
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and check
(new account)           made payable to the Fund to the transfer agent, SteinRoe
                        Services, Inc., c/o Liberty Funds Services, Inc., P.O.
                        Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        your Fund name and account number with a check made
                        payable to the Fund to SteinRoe Services, Inc., c/o
                        Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may acquire shares
                        by exchanging shares you own in one fund for shares of
                        the same class of the Fund at no additional cost. There
                        may be an additional charge if exchanging from a money
                        market fund. To exchange by telephone, call
                        1-800-422-3737.
--------------------------------------------------------------------------------
By                      wire You may  purchase  shares by wiring money from your
                        bank account to your fund account. To wire funds to your
                        fund account,  call  1-800-422-3737  to obtain a control
                        number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds You may purchase shares by electronically transferring transfer money funds transfer from your bank account to your fund account  by  calling  1-800-422-3737.  Electronic  funds
                        transfers may take up to two business days to settle and
                        be  considered  in  "good  form."  You  must set up this
                        feature  prior  to your  telephone  request.  Be sure to
                        complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Fund at no
                        additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund also offers an additional class of shares, Class S shares made available through a separate prospectus.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                            % OF
                                                                        OFFERING
                                        AS A % OF                     PRICE
                                       THE PUBLIC     AS A %       RETAINED BY
                                        OFFERING     OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                        PRICE     INVESTMENT    ADVISOR FIRM
Less than $50,000                         4.75         4.99           4.25
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50         4.71           4.00
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50         3.63           3.00
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50         2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00         2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                        0.00         0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                         COMMISSION %
First $3 million                                             1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                           0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                          0.50
--------------------------------------------------------------------------------
$25 million or more                                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD
Through first year                                                 5.00
--------------------------------------------------------------------------------
Through second year                                                4.00
--------------------------------------------------------------------------------
Through third year                                                 3.00
--------------------------------------------------------------------------------
Through fourth year                                                3.00
--------------------------------------------------------------------------------
Through fifth year                                                 2.00
--------------------------------------------------------------------------------
Through sixth year                                                 1.00
--------------------------------------------------------------------------------
Longer than six years                                              0.00

Commission to financial advisors is 4%.

Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                       % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                          SHARES ARE SOLD
Through first year                                           3.00
--------------------------------------------------------------------------------
Through second year                                          2.00
--------------------------------------------------------------------------------
Through third year                                           1.00
--------------------------------------------------------------------------------
Longer than three years                                      0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                      % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                         SHARES ARE SOLD
Through first year                                          3.00
--------------------------------------------------------------------------------
Through second year                                         2.00
--------------------------------------------------------------------------------
Through third year                                          1.00
--------------------------------------------------------------------------------
Longer than four years                                      0.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------

YEARS AFTER PURCHASE                           % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                          1.00
--------------------------------------------------------------------------------
Longer than one year                                        0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD             INSTRUCTIONS

Through your You may call your financial advisor to place your sell order. financial advisor To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                   You do not need to set up this feature in advance of your
                   call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail            You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to SteinRoe Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------


By systematic You may automatically sell a specified dollar amount or withdrawal plan percentage of your account on a monthly, quarterly or semi-annually basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.


--------------------------------------------------------------------------------
By electronic      You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions
--------------------------------------------------------------------------------


 Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.


--------------------------------------------------------------------------------
 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund

 Receive dividends in cash (see options below) and reinvest capital gains

 Receive all distributions in cash (with one of the following options):

          -         send the check to your address of record

          -         send the check to a third party address

          - transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 2000 fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.58% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO  MANAGER
--------------------------------------------------------------------------------
WILLIAM C LORING joined Stein Roe in November 1998 as co-portfolio manager of Stein Roe Managed Municipals Fund. Since 1986, he has managed various Liberty tax-exempt funds, including Liberty Tax Exempt Fund since May 1997, Liberty Intermediate Tax Exempt Fund since 1993 and Intermediate Municipals Fund since May, 2000. Mr. Loring is jointly employed as a senior vice president by both Colonial and Stein Roe and has a bachelor's degree from Bowdoin College.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS


ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that will vary inversely to changes in short-term market interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. Therefore, their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the price of the security.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The Advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A, B and C shares have not commenced operations, the Fund's Class S shares, the Fund's oldest existing fund class is shown. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Class S shares of the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------

                                                                              Years ended June 30,
                                                         2000           1999           1998           1997           1996
                                                        Class S        Class S        Class S        Class S        Class S
Net asset value --
Beginning of period ($)                                  11.23          11.57          11.38          11.22          11.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income                                     0.28           0.54           0.54           0.55           0.55
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (loss)                 (0.27)         (0.30)          0.22           0.22           0.06
on investments
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         (0.01)          0.24           0.76           0.77           0.61
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS ($):
Net investment income                                    (0.26)         (0.54)         (0.54)         (0.55)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains                               (0.02)         (0.04)         (0.03)         (0.06)            --
TOTAL DISTRIBUTIONS                                      (0.28)         (0.58)         (0.57)         (0.61)         (0.55)
Net asset value --                                                                                                        --
End of period ($)                                        10.96          11.23          11.57          11.38          11.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (b) (%)                                      3.10           2.08           6.84           7.07           5.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):
Ratio of net expenses
to average net assets (a)                                 0.70           0.70           0.70           0.70           0.70
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income                            4.93           4.58           4.70           4.84           4.82
to average net assets (b)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                      26             48             29             44             66
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period(000) ($)                  $253,787        297,874        341,780        306,070        282,956


(a) If the Fund had paid all its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 0.81%, 0.79%, 0.81%, 0.82% and 0.81% for the years ended June 30, 2000, 1999, 1998, 1997 and
     1996, respectively.

(b)  Computed with the effect of Stein Roe's expense reimbursement.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

-  Stein Roe Intermediate Municipals Fund


[LIBERTY FUNDS LETTERHEAD]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C) 2000

One Financial Center, Boston, MA 02111-2621, 1-800-426-3750

www.libertyfunds.com

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                   CLASS A,B,C
                SERIES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Stein Roe Intermediate Municipals Fund, Class A, B, C. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated November 1, 2000. This SAI should be read together with the Fund's Prospectus and most recent Annual Report dated June 30, 2000. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           PART 1                                                           PAGE
           Definitions                                                       b
           Organization and History                                          b
           Investment Objective and Policies of the Fund                     b
           Fundamental Investment Policies of the Fund                       c
           Other Investment Policies of the Fund                             c
           Fund Charges and Expenses                                         j
           Investment Performance                                            w
           Custodian                                                        aa
           Independent  Auditors                                            aa

           PART 2                                                          PAGE
           Miscellaneous Investment Practices                                1
           Taxes                                                            11
           Management of the Fund                                           13
           Determination of Net Asset Value                                 19
           How to Buy Shares                                                20
           Special Purchase Programs/Investor Services                      21
           Programs for Reducing or Eliminating Sale Charges                22
           How to Sell Shares                                               24
           Distributions                                                    26
           How to Exchange Shares                                           26
           Suspension of Redemptions                                        26
           Shareholder Liability                                            26
           Shareholder Meetings                                             27
           Performance Measures                                             27
           Master Fund/Feeder Fund: Structure and Risk
           Appendix I                                                       29
           Appendix II                                                      34


                                        a

                                     Part 1

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

DEFINITIONS
           "The Fund"                      Stein Roe Intermediate Municipals Fund,  Class A, B, C
           "The Trust"                     Liberty-Stein Roe Funds Municipal Trust
           "Advisor"                       Stein Roe & Farnham, Inc., the Fund's investment advisor
           "LFD"                           Liberty Funds Distributor, Inc., the Fund's distributor
           "SSI"                           SteinRoe Services, Inc., the Fund's shareholder services and transfer agent.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

The Fund offers 4 classes of shares-Classes A, B, C and S. Prior to November 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and the Fund commenced offering Classes A, B and C shares. The Fund did not have separate classes prior to that date. This SAI describes the Class A, B and C shares of the Fund. A separate SAI relates to Class S.

 The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Derivatives
         Medium- and Lower Rated Debt Securities
         Short Sales
         Interfund Lending and Borrowing
         Forward Commitments ("When Issued" and "Delayed Delivery" Securities, Reverse Repurchase Agreements Repurchase Agreements Line of Credit
         Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices) Options on Securities Participation Interests Stand-by Commitments Zero Coupon Securities (Zeros) Tender Option Bonds Pay-In-Kind (PIK) Securities Rule 144A Securities

                                    b

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

         (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and the Fund provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds, and other persons to the extent permitted by applicable law;

         (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

         (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;


         (ix) issue any senior security except to the extent permitted under the Investment Company Act of 1940;
                                        c

         (x) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (xi)  act  as  an  underwriter  of  securities,   except  that  it  may
participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

OTHER INVESTMENT POLICIES OF THE FUND

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;

         (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

         (d) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (e) invest  more than 10% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days;

         (f) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (g) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (h) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.
                                        d

FUND CHARGES AND EXPENSES


Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the Fund's combined average daily net assets, determined at the close of each business day during the month at the following annual rates: .450% up to $100 million, .425% next $100 million and .400% thereafter. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates: .150% up to $100 million, .125 next $100 million and .100% thereafter. The Fund pays the transfer agent 0.140% of average daily assets.


RECENT FEES PAID TO THE ADVISOR (dollars in thousands)

                                                     Years ended June 30,
                                                  2000     1999     1998
                                                  ----     ----     ----
Management Fees                                   $644     $850     $872

Administrative fees                                208      267      274
Shareholder Services and Transfer
  Agency Fees                                      215      272      279

Pursuant to the Bookkeeping and Accounting Agreement with the Trust, during the fiscal years ended June 30, 1998, 1999 and 2000, the Trust paid aggregate fees (dollars in thousands) to the Advisor of $126 for each year.

TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended June 30, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees:




                                                                Total Compensation
                                             Aggregate        From the Fund Complex
                                         Compensation From     Paid to the Trustees
                   Trustee               the Fund for the     for the Calendar Year
                                        Fiscal Year Ended      Ended December 31,
                                           June 30, 2000              1999*
                                         ----------------      ------------------
          Lindsay Cook                              -0-                    -0-
          John A. Bacon Jr                      $1,400               $103,450
          William W. Boyd                        1,500                109,950
          Douglas A. Hacker                      1,400                 93,950
          Janet Langford Kelly                   1,400                103,450
          Charles R. Nelson                      1,500                108,050
          Thomas C. Theobald                     1,400                103,450


* At June 30, 2000 the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.




                                        e

OWNERSHIP OF THE FUND

At September 30, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


As of record on September 30, 2000, the Class A shares of the Fund had not commenced operations, therefore, there were no outstanding Class A shares of the Fund.



12b-1 PLAN, CDSCs AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class S. Class S shares are offered through a separate prospectus. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan
(Plan) pursuant to Rule 12b-1 under the Act for each Class except Class S. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.25% annually. The Distributor may terminate this voluntary limitation without shareholder approval. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase.


                                        f

The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


INVESTMENT PERFORMANCE

The following 30-day yields for the month ended June 30, 2000 were:


     Yield                       Tax-Equivalent Yield
     -----                       --------------------
     4.65%                            7.70%
     -----                            -----

The Fund's average annual total returns at June 30, 2000 were:




       1 year                  5 years                  10 years
       ------                  -------                  --------
       3.10%                    4.89%                    6.12%
       -----                    -----                    -----

Performance results are based on the Fund's Class S shares, the oldest existing Fund class. Results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101 is the custodian for the Trust and SR&F Base Trust. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT  AUDITORS
Ernst & Young LLP, located at 200 Clarendon Street, Boston MA 02116 are the independent auditors for the Fund. The auditors provide audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

                                        g





3

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Income Trust and Liberty-Stein Roe Funds Municipal Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund. Unless otherwise noted, the term "fund" refers to each Fund and each Portfolio.


Derivatives
Consistent with its objective, the fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

Interest Rate Swaps, Caps and Floors
The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest; e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan to a Borrower that has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Portfolio would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors, if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

In circumstances in which Stein Roe anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty that would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.

         The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Senior Loans depends on Stein Roe's ability to predict correctly the direction and extent of movements in interest rates. Although Stein Roe believes that use of the hedging and risk management techniques described above will benefit the Fund, if Stein Roe's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance could be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

         Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, Stein Roe and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis; i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain the full amount of its obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange
(NYSE) or other entities determined to be creditworthy by Stein Roe, pursuant to procedures adopted and reviewed on an ongoing basis by the Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms Stein Roe believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Short-Term Trading
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Medium- and Lower-Rated Debt Securities
Medium-rated debt securities are those rated A or below by Moodys and S&P. Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The Intermediate Bond Fund, Income Bond Fund and High Yield Bond Fund may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

         The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Portfolio expects to invest as much as 5% of its total assets in unsponsored ADRs.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Portfolio of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Synthetic Foreign Positions. The Funds may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

         The Funds may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the Custodian for the duration of the swap.

The Funds may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

Other Investment Companies
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Zero Coupon Securities (Zeros)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Interfund Borrowing and Lending
The fund may lend money to and borrow money from other mutual funds advised by the Advisor. The fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

Mortgage-Backed Securities
Mortgage-backed  securities,  including  "collateralized  mortgage  obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities
The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Line of Credit
The fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferrable to liquidation of portfolio securities.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Floating Rate Instruments
Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

Securities Issued at a Discount. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS The Advisor is the investment advisor to each of the funds. The Advisor is a wholly owned subsidiary of SteinRoe Services Inc.,("SSI"), the fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen
E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed below. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


Trustees and Officers (this section applies to all of the funds)


TABLE>
                                        POSITION(S) HELD                              PRINCIPAL OCCUPATION(S)
  NAME, AGE; ADDRESS                    WITH THE TRUST                               DURING PAST FIVE YEARS
William D. Andrews, 53;                 Executive                   Executive vice president of Stein Roe & Farnham Incorporated
One South Wacker Drive,                 Vice-President              ("Stein Roe")
Chicago, IL  60606(4)

John A. Bacon Jr., 73; 4N640            Trustee                     Private investor
Honey Hill Road, Box 296,
Wayne, IL 60184(3)(4)

Christine Balzano, 35; 245              Vice-President              Senior vice president of Liberty Funds Services, Inc.;
Summer Street, Boston, MA                                           formerly vice president and assistant vice president
02210

William W. Boyd, 73; 2900               Trustee                     Chairman and director of Sterling Plumbing (manufacturer of
Golf Road, Rolling Meadows,                                         plumbing products)
IL  60008(2)(3)(4)

Kevin M. Carome, 44; One                Executive                   Senior vice president, legal, Liberty Funds Group LLC (an
Financial Center, Boston, MA            Vice-President              affiliate of Stein Roe) since Jan. 1999; general counsel and
02111(4)                                                            secretary of Stein Roe since Jan. 1998; associate general
                                                                    counsel and vice president of Liberty Financial Companies,
                                                                    Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 33                   Vice President              Employee of Liberty Funds Services, Inc. and assistant vice
12100 East Iliffe Avenue                                            president of Stein Roe since November 1999; manager with
Aurora, CO 80014(4)                                                 Scudder Kemper Investments from October 1995 to November
                                                                    1999; assistant manager with Scudder Kemper prior thereto

Lindsay Cook, 48;                       Trustee                     Executive vice president of Liberty Financial Companies, Inc.
600 Atlantic Avenue, Boston,                                        since March 1997; senior vice president prior thereto
MA 02210(1)(2)(4)



Stephen E. Gibson, 48; One              President                   Director of Stein Roe since September 2000; President and
One Financial Center                                                Vice Chairman of Stein Roe since January 2000 (formerly
Boston, MA 02111 (4)                                                Assistant Chairman from August 1998 to January 2000); President of Stein Roe
                                                                    Funds  since
                                                                    November
                                                                    1999;
                                                                    President of
                                                                    Liberty
                                                                    Funds  since
                                                                    June   1998;
                                                                    Chairman  of
                                                                    the    Board
                                                                    since   July
                                                                    1998,    CEO
                                                                    and
                                                                    President
                                                                    since
                                                                    December
                                                                    1996     and
                                                                    Director
                                                                    since   July
                                                                    1996      of
                                                                    Colonial
                                                                    Management
                                                                    Associates,
                                                                    Inc.
                                                                    (formerly
                                                                    executive
                                                                    vice
                                                                    president
                                                                    from    July
                                                                    1996      to
                                                                    December
                                                                    1996); CEO,
Financial Center, Boston, MA                                        president and director of Liberty Funds Group since December
02111(4)                                                            1998(formerly Director, CEO and President of the Colonial
                                                                    Group   from
                                                                    December
                                                                    1996      to
                                                                    December
                                                                    1998);
                                                                    managing
                                                                    director  of
                                                                    Marketing of
                                                                    Putnam
                                                                    Investments
                                                                    from    June
                                                                    1992 through
                                                                    July 1996

Douglas A. Hacker, 44; P.O.             Trustee                     Senior vice president and chief financial officer of UAL,
Box 66100, Chicago, IL 60666                                        Inc. (airline)
(3)(4)

Loren A. Hansen, 52; One                Executive                   Chief investment officer/equity of Colonial Management
South Wacker Drive, Chicago,            Vice-President              Associates, Inc. since 1997; executive vice president of
IL  60606(4)                                                        Stein Roe since Dec. 1995; vice president of The Northern
                                                                    Trust (bank) prior thereto

Brian M. Hartford, 41; One              Vice-President              Employee of Stein Roe since Nov. 1998; vice president of CMA
Financial Center, Boston, MA                                        since 1993
02111

Janet Langford Kelly, 42;               Trustee                     Executive vice president-corporate development, general
One Kellogg Square, Battle                                          counsel and secretary of Kellogg Company since Sept. 1999;
Creek, MI 49016(3)(4)                                               senior vice president, secretary and general counsel of Sara
                                                                    Lee Corporation (branded, packaged, consumer-products
                                                                    manufacturer) from 1995 to Aug. 1999; partner of Sidley &
                                                                    Austin (law firm) prior thereto

Gail D. Knudsen, 38; 245                Vice-President              Vice president and assistant controller of CMA
Summer Street, Boston, MA
02210(4)

William C. Loring, Jr., 50;             Vice-President              Vice president of Stein Roe since Nov. 1998; vice president
One Financial Center, Boston,                                       of CMA
MA 02111

Pamela A. McGrath, 47:               Senior Vice                   Treasurer and Senior Vice President of the Stein Roe Funds
One Financial Center                                               since May 2000; Treasurer and Chief Financial Officer of
Boston, MA 02111 (4)                                                the Liberty Funds; Treasurer of Liberty All-Star Funds since
                                                                    April  2000;
                                                                    Treasurer,
                                                                    Chief
                                                                    Financial
                                                                    Officer   of
                                                                    the  Liberty
                                                                    Funds  Group
                                                                    since
                                                                    December
                                                                    1999     and
                                                                    Senior  Vice
                                                                    President
                                                                    since  April
                                                                    2000;  Chief
                                                                    Financial
                                                                    Officer,
                                                                    Treasurer
                                                                    and   Senior
                                                                    Vice
                                                                    President of
                                                                    Colonial
                                                                    Management
                                                                    Associates
                                                                    since
                                                                    December
                                                                    1999; Senior
                                                                    Vice
                                                                    President
                                                                    and Director
                                                                    of  Offshore
                                                                    Accounting
                                                                    for   Putnam
                                                                    Investments,
                                                                    Inc.,   from
                                                                    May  1998 to
                                                                    October
                                                                    1999;
                                                                    Managing
                                                                    Director  of
                                                                    Scudder
                                                                    Kemper
                                                                    Investments
                                                                    from
                                                                    October,
                                                                    1984      to
                                                                    December
                                                                    1997.

Mary D. McKenzie, 46; One               Vice-President              President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111(4)

Charles R. Nelson, 58;                  Trustee                     Director/Trustee since 1981. Van Voorhis Professor,
Department of Economics                                             Department of Economics, University of Washington and consultant
University of Washington                                            on economic and statistical matters.
Seattle, WA 98195 (3)(4)


Maureen G. Newman, 41;                  Vice-President              Vice President of Stein Roe since Nov. 1998; portfolio
One Financial Center, Boston,                                       manager and vice president of CMA since May 1996; portfolio
MA 02111(4)                                                         manager and bond analyst at Fidelity Investments prior thereto

Nicholas Norton, 41; 12100              Vice-President              Senior vice president of Liberty Funds Services, Inc. since
East Iliff Avenue, Aurora, CO                                       Aug. 1999; vice president of Scudder Kemper, Inc. from May
80014(4)                                                            1994 to Aug. 1999

Joseph R. Palombo, 47; One              Trustee; Chairman of
Financial Center, Boston, MA            the Board                   Trustee and Chairman of the Board since October 2000;
                                                                    Director of Stein Roe since September, 2000;Executive Vice
MA 02111 (4)                                                        President of the Stein Roe Funds since May 2000; Vice President of the Colonial Funds since April 1999; Executive Vice President and Director of  Colonial Management Associates since  April
                                                                    1999; Executive  Vice President and Chief Administrative
                                                                    Officer   of the  Liberty Funds Group since  April 1999;  Chief
                                                                    Operating Officer, Putnam Mutual Funds from 1994 to 1998.

Thomas C. Theobald, 63;                 Trustee                     Managing director, William Blair Capital Partners (private
Suite 1300, 222 West Adams                                          equity fund)
Street, Chicago, IL 60606
(3)(4)

Veronica M. Wallace, 54;                Vice-President              Vice president of Stein Roe since March 1998; portfolio
One South Wacker Drive,                                             manager for Stein Roe since Sept. 1995; trader in taxable
Chicago, IL  60606(4)                                               short-term instruments for Stein Roe prior thereto










(1)      A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.
(2)      Member of the  Executive  Committee of the Board of Trustees,  which is authorized  to exercise all powers of the Board with certain  statutory exceptions.
(3)      Member of the Audit Committee of the Board, which makes recommendations to the Board  regarding  the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4)      This person holds the corresponding officer or trustee position with SR&F Base Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement
Under a Management Agreement between the Advisor and SR&F Base Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

Administration Agreement

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

 (a)       providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

(c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each fund's other third-party service providers; and

(f) maintaining certain books and records of each fund.

(g) Monitoring the investments and operations of the SR&F Base Trust

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Accounting and Bookkeeping Agreement

The Advisor provides certain accounting and bookkeeping services to the fund pursuant to an Accounting and Bookkeeping Agreement. For these services, the Advisor receives an annual fee of $25,000 per fund, plus 0.25% of 1% of average net assets over $50 million.


Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.


Principal Underwriter
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
SSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to SSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by SSI. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to SSI or by SSI to the fund. The agreement limits the liability of SSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify SSI against, among other things, loss or damage incurred by SSI on account of any claim, demand, action or suit made on or against SSI not resulting from SSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

SSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to SSI, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


Special Purchase Programs/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.            The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Stein Roe Employees or Financial Service Firms (in this section, the "Advisor" refers to Stein Roe in its capacity as the Advisor or Administrator to the funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder ----- on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
               CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

How to Exchange Shares
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Certain Funds are part of a Master Fund/Feeder Fund Structure which seeks to achieve their objectives by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

The  common   investment   objectives  of  the  Funds  and  the  Portfolios  are
nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                       39
                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         Duff & Phelps Credit Rating Co.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       44
                                   APPENDIX II

                                      1999

SOURCE                             CATEGORY                                        RETURN (%)
CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                             2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88




THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                -17.16
                           Germany (Sovereign)                                        -2.08                -16.42
                           Japan (Sovereign)                                          4.83                   15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency


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